=====================================================
                                                    SEC File Nos. 2-11051
                                                                  811-604
=====================================================
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

                           FORM N-1A
                    REGISTRATION STATEMENT
                             UNDER
                  THE SECURITIES ACT OF 1933
                 POST-EFFECTIVE AMENDMENT NO. 98
                    REGISTRATION STATEMENT
                             UNDER
               THE INVESTMENT COMPANY ACT OF 1940
                         AMENDMENT NO. 26

             WASHINGTON MUTUAL INVESTORS FUND, INC.
       (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                    1101 VERMONT AVENUE, N.W.
                     WASHINGTON, D.C. 20005
           (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

    REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                        (202) 842-5665

                        STEPHEN HARTWELL
                WASHINGTON MANAGEMENT CORPORATION
                 1101 VERMONT AVENUE, N.W.
                     WASHINGTON, D.C. 20005
            (NAME AND ADDRESS OF AGENT FOR SERVICE)

                          COPIES TO:
                  JOHN JUDE O'DONNELL, ESQ.
         THOMPSON, O'DONNELL, MARKHAM, NORTON & HANNON
                 805 FIFTEENTH STREET, N.W.
                   WASHINGTON, D.C. 20005
                (COUNSEL FOR THE REGISTRANT)

THE REGISTRANT HAS FILED A DECLARATION PURSUANT TO RULE 24F-2 REGISTERING AN INDEFINITE NUMBER OF SHARES UNDER THE SECURITIES ACT OF 1933.

      THE REGISTRANT FILED ITS 24F-2 NOTICE FOR FISCAL 1997 ON JUNE 4, 1997.

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
$ IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON JUNE 22, 1997, PURSUANT TO PARAGRAPH (B) OF RULE 485.
                ===============================================
          WASHINGTON MUTUAL INVESTORS FUND, INC.
                    CROSS REFERENCE SHEET

ITEM NUMBER                              CAPTIONS IN PROSPECTUS (PART "A")
OF PART "A"
OF FORM N-1A

1.  Cover Page                         Cover Page

2.  Synopsis                           Summary of Expenses

3.  Condensed Financial Information    Financial Highlights

4.  General Description of Registrant   Investment Policies and Risks;
                                       Securities and Investment Techniques; Fund
                                       Organization and Management

5.  Management of the Fund             Financial Highlights; Securities and
                                       Investment Techniques; Multiple Portfolio
                                       Counselor System; Fund Organization and
                                       Management

6.  Capital Stock and Other Securities   Investment Policies and Risks; Securities
                                       and Investment Techniques;
                                       Fund Organization and Management;
                                       Dividends, Distributions and Taxes;
                                       Shareholder Services

7.  Purchase of Securities Being Offered   Purchasing Shares

8.  Redemption or Repurchase           Selling Shares

9.  Legal Proceedings                  N/A


__________

ITEM NUMBER                            CAPTIONS IN STATEMENT OF
OF PART "B"           OF FORM N-1A       ADDITIONAL INFORMATION (PART "B")

10.  Cover Page                        Cover

11.  Table of Contents                 Table of Contents

12.  General Information and History   Fund Organization and Management
                                       (Part "A")

13.  Investment Objectives and Policies   Investment Restrictions

14.  Management of the Registrant      Fund Directors, Advisory Board  and
                                       Officers

15.  Control Persons and Principal     Fund Directors, Advisory Board and Officers
               Holders of Securities

16.  Investment Advisory and Other     Management
  Services

17.  Brokerage Allocation              Execution of Portfolio Transactions

18.  Capital Stock and Other Securities   None

19.  Purchase, Redemption and Pricing   Purchase of Shares; Shareholder Account
 of Securities Being Offered           Services and Privileges; Redeeming Shares

20.  Tax Status                        Dividends, Distributions and   Federal Taxes

21.  Underwriters                      Management -- Principal Underwriter

22.  Calculation of Performance Data   Investment Results

23.  Financial Statements              Financial Statements


_____________
ITEM IN PART "C"
OF FORM N-1A
24.  Financial Statements and Exhibits
25.  Persons Controlled by or Under Common Control
26.  Number of Holders of Securities
27.  Indemnification
28.  Business and Other Connections of Investment Adviser
29.  Principal Underwriters
30.  Location of Accounts and Records
31.  Management Services
32.  Undertakings
Signature Page


                      [LOGO THE AMERICAN FUNDS GROUP(R)]

--------------------------------------------------------------------------------


                       Washington Mutual Investors Fund(SM)

                                   Prospectus




                                 JUNE 22, 1997

WASHINGTON MUTUAL INVESTORS FUND, INC.
1101 Vermont Avenue, N.W.
Washington, D.C. 20005
--------------------------------------------------------------------------------
TABLE OF CONTENTS

Expenses                                                                   3
 ............................................................................
Financial Highlights                                                       4
 ............................................................................
Investment Policies and Risks                                              5
 ............................................................................
Securities and Investment Techniques                                       6
 ............................................................................
Multiple Portfolio Counselor System                                        6
 ............................................................................
Investment Results                                                         8
 ............................................................................
Dividends, Distributions and Taxes                                         9
 ............................................................................
Fund Organization and Management                                          10
 ............................................................................
Shareholder Services                                                      13

--------------------------------------------------------------------------------

The investment objective of the fund is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund strives to accomplish this objective by investing primarily in a diversified portfolio of common stocks, or securities convertible into common stocks.

This prospectus presents information you should know before investing in the fund. You should keep it on file for future reference.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR OBLIGATION OF, OR INSURED OR GUARANTEED BY, ANY ENTITY OR PERSON INCLUDING THE U.S. GOVERNMENT AND THE FEDERAL DEPOSIT INSURANCE CORPORATION.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


01-010-0697

--------------------------------------------------------------------------------
                WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS
--------------------------------------------------------------------------------
EXPENSES
The effect of the expenses described below is reflected in the fund's share price or return.

You may pay certain shareholder transaction expenses when you buy or sell shares of the fund. Fund operating expenses are paid out of the fund's assets and are factored into its share price.

SHAREHOLDER TRANSACTION EXPENSES

Maximum sales charge on purchases
(as a percentage of offering price)                                     5.75%

 ................................................................................

SALES CHARGES ARE REDUCED OR ELIMINATED FOR LARGER PURCHASES. There is no sales charge on reinvested dividends, and no deferred sales charge or redemption or exchange fees. A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases without a sales charge.

FUND OPERATING EXPENSES
(as a percentage of average net assets)

--------------------------------------------------------------------------------
Management fees                                                         0.32%
 ................................................................................
12b-1 expenses                                                          0.22%/1/
 ................................................................................
Other expenses                                                          0.10%
 ................................................................................
Total fund operating expenses                                           0.64%

/112b-1/expenses may not exceed 0.25% of the fund's average net assets annually. Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

EXAMPLES

Assuming a hypothetical annual return of 5% and shareholder transaction and operating expenses as described above, for every $1,000 you invested, you would pay the following total expenses over the following periods:
--------------------------------------------------------------------------------

One year                                                                  $ 64
 ................................................................................
Three years                                                               $ 77
 ................................................................................
Five years                                                                $ 91
 ................................................................................
Ten years                                                                 $133

THESE EXAMPLES ARE NOT MEANT TO REPRESENT YOUR ACTUAL INVESTMENT RESULTS OR EXPENSES, WHICH MAY VARY. YOUR EXPENSES WILL BE LESS IF YOU QUALIFY TO PURCHASE SHARES AT A REDUCED OR NO SALES CHARGE.

--------------------------------------------------------------------------------
  WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The following information has been audited by Price Waterhouse llp, independent accountants, whose unqualified report covering each of the most recent five years is included in the statement of additional information. This table should be read together with the financial statements which are included in the statement of additional information and annual report.

PER-SHARE DATA AND RATIOS

                                                    YEAR ENDED APRIL 30
                                                    ...................
                           1997     1996     1995     1994     1993    1992    1991    1990    1989     1988
-------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of year        $22.77   $18.87   $17.11   $17.59   $16.22  $15.02  $13.75  $14.10  $11.89   $13.31
-------------------------------------------------------------------------------------------------------------
INCOME FROM
INVESTMENT
OPERATIONS:
Net investment
income                      .62      .63      .63      .59      .56     .56     .58     .59     .58      .55
 .............................................................................................................
Net realized and
unrealized gain (loss)
on investments             4.36     4.98     2.16     (.12)    1.55    1.50    1.37     .36    2.07    (1.06)
 .............................................................................................................
Total income (loss)
from investment
operations                 4.98     5.61     2.79      .47     2.11    2.06    1.95     .95    2.65     (.51)
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from
net investment
income                     (.62)    (.62)    (.62)    (.56)    (.56)   (.56)   (.62)   (.62)   (.44)    (.52)
 .............................................................................................................
Distributions from
net realized gains        (1.20)   (1.09)    (.41)    (.39)    (.18)   (.30)   (.06)   (.68)     --     (.39)
 .............................................................................................................
Total distributions       (1.82)   (1.71)   (1.03)    (.95)    (.74)   (.86)   (.68)  (1.30)   (.44)    (.91)
 .............................................................................................................
Net asset value,
end of year              $25.93   $22.77   $18.87   $17.11   $17.59  $16.22  $15.02  $13.75  $14.10   $11.89
-------------------------------------------------------------------------------------------------------------
Total return/1/          22.43%   30.40%   17.01%    2.55%   13.36%  14.24%  14.69%   6.52%  22.72%  (3.77)%
-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA:
Net assets, end of
year (in millions)      $28,165  $20,689  $14,426  $12,405  $11,306  $8,896  $6,596  $4,778  $3,250   $2,623
 .............................................................................................................
Ratio of expenses to
average net assets         .64%     .66%     .69%     .69%     .70%    .74%    .77%    .69%    .67%     .58%
 .............................................................................................................
Ratio of net income
to average net assets     2.56%    2.98%    3.57%    3.29%    3.33%   3.58%   4.24%   4.01%   4.54%    4.25%
 .............................................................................................................
Average
commissions paid
per share/2/              5.29c    6.24c    6.87c    6.85c    7.49c   7.51c   7.73c   7.53c   7.72c    6.99c
 .............................................................................................................
Portfolio turnover
rate                     20.41%   23.41%   25.45%   23.86%   18.60%  10.36%  10.86%   7.38%  21.27%   11.83%
-------------------------------------------------------------------------------------------------------------

/1/ Excludes maximum sales charge of 5.75% of the fund's offering price. Total Return figures for 1991, 1992 and 1993 have been revised. Previously shown for these years were 14.71%, 14.27% and 13.38%, respectively.
/2/ Brokerage commissions paid on portfolio transactions increase the cost of securities purchased or reduce the proceeds of securities sold, and are not separately reflected in the fund's statement of operations. Shares traded on a principal basis (without commissions), such as most fixed-income transactions, are excluded.

INVESTMENT POLICIES AND RISKS

The fund's investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

The fund was founded to provide fiduciaries, organizations, institutions and individuals with a convenient and prudent medium of investment in high quality common stocks and securities convertible into such common stocks. It is designed to serve those individuals who are charged with the responsibility of investing pension and profit-sharing trusts, other fiduciary-type reserves, or family funds, but who are reluctant to undertake the selection and supervision of stocks, although recognizing the importance of affording an opportunity for growth in income and value over the years.

The fund's policy is at all times to maintain for its shareholders a fully invested, widely diversified portfolio of such securities which an experienced investor charged with fiduciary responsibility and seeking investment objectives similar to those of the fund might select for the common stock portion of a portfolio under the Prudent Investor Rule patterned after the historic Prudent Man Rule.

The fund's board of directors has adopted "Investment Standards" based on criteria applied for many years by the United States District Court for the District of Columbia. These investment standards are used to prepare an "Eligible List" of securities designed to conform to the common stock portion of a prudent investor rule portfolio. Only common stocks and securities convertible into common stocks meeting these Investment Standards and on the approved Eligible List may be held by the fund; however, the fund may also hold, to a limited extent, short-term U.S. Government Securities, cash and cash equivalents. Any security deleted from the Eligible List and held by the fund must be sold by the fund as soon as deemed practical by the Investment Adviser but in no event later than six months following such deletion. MORE INFORMATION ON THE FUND'S INVESTMENT POLICIES IS CONTAINED IN ITS STATEMENT OF ADDITIONAL INFORMATION.

The fund's fundamental investment restrictions (described in the statement of additional information) and objective may not be changed without shareholder approval. All other investment practices may be changed by the fund's board of directors.

ACHIEVEMENT OF THE FUND'S INVESTMENT OBJECTIVE CANNOT, OF COURSE, BE ASSURED DUE TO THE RISK OF CAPITAL LOSS FROM FLUCTUATING PRICES INHERENT IN ANY INVESTMENT IN SECURITIES.

--------------------------------------------------------------------------------
                              WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS    5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS
--------------------------------------------------------------------------------
SECURITIES AND INVESTMENT TECHNIQUES

EQUITY SECURITIES

Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The fund's results will be related to the overall market for these securities.

CONVERTIBLE SECURITIES

The fund may invest in bonds and preferred stocks that are convertible into shares of common stock at a stated exchange ratio. These securities prior to conversion pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.
--------------------------------------------------------------------------------
MULTIPLE PORTFOLIO COUNSELOR SYSTEM

The basic investment philosophy of Capital Research and Management Company is to seek fundamental values at reasonable prices, using a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of the fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested (within the limits provided by the fund's objective and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals make investment decisions with respect to a portion of the fund's portfolio. The primary individual portfolio counselors for the fund are listed on the following page.

--------------------------------------------------------------------------------
                                                         YEARS OF EXPERIENCE
                                                                 AS
                                                             INVESTMENT
                                                            PROFESSIONAL
                                                            (APPROXIMATE)
                                          .....................................

                                           YEARS OF
                                          EXPERIENCE
                                         AS PORTFOLIO
                                          COUNSELOR
                                        (AND RESEARCH   WITH CAPITAL
                                       PROFESSIONAL, IF RESEARCH AND
PORTFOLIO COUNSELORS                   APPLICABLE) FOR   MANAGEMENT
        FOR                               WASHINGTON     COMPANY OR
 WASHINGTON MUTUAL                     MUTUAL INVESTORS     ITS       TOTAL
   INVESTORS FUND     PRIMARY TITLE(S)       FUND        AFFILIATES   YEARS
-------------------------------------------------------------------------------
TIMOTHY D.            Senior Vice      7 years (plus 4   14          14 years
ARMOUR                President and    years as a       years
                      Director,        research
                      Capital          professional
                      Research         prior to
                      Company*         becoming a
                                       portfolio
                                       counselor for
                                       the fund)
-------------------------------------------------------------------------------
STEPHEN E.            Senior Vice      16 years (plus    25          31 years
BEPLER                President,       8 years as a     years
                      Capital          research
                      Research         professional
                      Company*         prior to
                                       becoming a
                                       portfolio
                                       counselor for
                                       the fund)
-------------------------------------------------------------------------------
JAMES K.              Senior Vice      19 years (plus    35          35 years
DUNTON                President and    7 years as a     years
                      Director,        research
                      Capital          professional
                      Research and     prior to
                      Management       becoming a
                      Company          portfolio
                                       counselor for
                                       the fund)
-------------------------------------------------------------------------------
GREGG E.              Vice President,  7 years (plus 7   24          24 years
IRELAND               Capital          years as a       years
                      Research and     research
                      Management       professional
                      Company          prior to
                                       becoming a
                                       portfolio
                                       counselor for
                                       the fund)
-------------------------------------------------------------------------------
JAMES B.              Vice President,  7 years (plus 2   15          15 years
LOVELACE              Capital          years as a       years
                      Research and     research
                      Management       professional
                      Company          prior to
                                       becoming a
                                       portfolio
                                       counselor for
                                       the fund)
-------------------------------------------------------------------------------
ROBERT G.             Senior Vice      4 years (plus     22          25 years
O'DONNELL             President and    17 years as a    years
                      Director,        research
                      Capital          professional
                      Research and     prior to
                      Management       becoming a
                      Company          portfolio
                                       counselor for
                                       the fund)
-------------------------------------------------------------------------------
JAMES F.              President and    3 years (plus 9   27          27 years
ROTHENBERG            Director,        years as a       years
                      Capital          research
                      Research and     professional--
                      Management       1971-1979--
                      Company          prior to
                                       becoming a
                                       portfolio
                                       counselor for
                                       the fund)
-------------------------------------------------------------------------------

 * Company affiliated with Capital Research and Management Company.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS    7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS
--------------------------------------------------------------------------------
INVESTMENT RESULTS
The fund may from time to time compare investment results to various indices or other mutual funds. Fund results may be calculated on a total return, yield and/or distribution rate basis. Results calculated without a sales charge will be higher.

X TOTAL RETURN is the change in value of an investment in the fund over a given period, assuming reinvestment of any dividends and capital gain distributions.

X YIELD is computed by dividing the net investment income per share earned by the fund over a given period of time by the maximum offering price per share on the last day of the period, according to a formula mandated by the Securities and Exchange Commission. A yield calculated using this formula may be different than the income actually paid to shareholders.

X DISTRIBUTION RATE reflects dividends that were paid by the fund. The distribution rate is calculated by dividing the dividends paid over the last 12 months by the sum of the month-end price and the capital gain distributions paid over the last 12 months.

                               INVESTMENT RESULTS
                       (FOR PERIODS ENDED MARCH 31, 1997)

AVERAGE
ANNUAL        THE FUND                                 AVERAGE
TOTAL          AT NET    THE FUND AT MAXIMUM  S&P      SAVINGS
RETURNS:    ASSET VALUE1 SALES CHARGE/1/,/2/  5003  INSTITUTION/4/
--------------------------------------------------------------------------------
One year       19.10%          12.23%        19.79%     4.17%
 ................................................................................
Five years     17.04%          15.66%        16.39%     3.77%
 ................................................................................
Ten years      13.21%          12.55%        13.35%     5.19%
 ................................................................................
Lifetime5      13.49%          13.34%        12.06%     5.30%

--------------------------------------------------------------------------------
Yield/1/,/2/: 2.39%
Distribution Rate/2/: 2.22%

/1/ These fund results were calculated according to a standard that is required for all stock and bond funds.
/2/  Includes the maximum sales charge.
/3/ The Standard & Poor's 500 Index represents stocks. This index is unmanaged and does not reflect sales charges, commissions or expenses.
/4/ Based on figures, supplied by the U.S. League of Savings Institutions and the Federal Reserve Board, that reflect all kinds of savings deposits, including longer term certificates. Unlike investments in the fund, such deposits are insured and, if held to maturity, offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth. Maximum allowable interest rates were imposed by law until 1983.
/5/  The fund began investment operations July 31, 1952.

                      [GRAPH OF TOTAL RETURNS GOES HERE]

Here are the fund's annual total returns calculated without a sales charge. This information is being supplies on a calendar year basis.

        Year    Percent Return
        ----    --------------
        1987    1.40
        1988    17.66
        1989    23.96
        1990    -3.86
        1991    23.49
        1992     9.10
        1993    13.05
        1994     0.49
        1995    41.22
        1996    20.18

Past results are not an indication of future results.

--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Dividends are usually paid in March, June, September and December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

FEDERAL TAXES

In any fiscal year in which the fund qualifies as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the fund itself is relieved of federal income tax.

Generally, all dividends and capital gains are taxable whether they are reinvested or received in cash -- unless you are exempt from taxation or entitled to tax deferral. Early each year, you will be notified as to the amount and federal tax status of all distributions paid during the prior year. Such distributions may also be subject to state or local taxes. The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account.

--------------------------------------------------------------------------------
                              WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS    9
--------------------------------------------------------------------------------

YOU MUST PROVIDE THE FUND WITH A CERTIFIED CORRECT TAXPAYER IDENTIFICATION NUMBER (GENERALLY YOUR SOCIAL SECURITY NUMBER) AND CERTIFY THAT YOU ARE NOT SUBJECT TO BACKUP WITHHOLDING. IF YOU FAIL TO DO SO THE IRS CAN REQUIRE THE FUND TO WITHHOLD 31% OF YOUR TAXABLE DISTRIBUTIONS AND REDEMPTIONS. Federal law also requires the fund to withhold 30% or the applicable tax treaty rate from dividends paid to certain nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

This is a brief summary of some of the tax laws that affect your investment in the fund. Please see the statement of additional information and your tax adviser for further information.
--------------------------------------------------------------------------------
FUND ORGANIZATION AND MANAGEMENT

FUND ORGANIZATION AND VOTING RIGHTS

The fund, an open-end, diversified management investment company, was organized as a Delaware corporation in 1952 and reincorporated as a Maryland corporation in 1990. All fund operations are supervised by the fund's board of directors who meet periodically and perform duties required by applicable state and federal laws. Members of the board and advisory board who are not affiliated with the fund's management are paid certain fees for services rendered to the fund as described in the statement of additional information. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund. The fund does not hold annual meetings of shareholders. However, significant corporate matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

THE BUSINESS MANAGER

Washington Management Corporation, 1101 Vermont Avenue, N.W., Washington, D.C. 20005, is the business manager and provides all services required to carry on the fund's general administrative and corporate affairs. Washington Management Corporation provides similar services to other mutual funds. The management fee paid to Washington Management Corporation may not exceed 0.175% of the fund's average net assets annually and declines at certain asset levels. The total management fee paid by the fund, to the business manager and investment adviser combined, as a percentage of average net assets, for the previous fiscal year is listed earlier under "Expenses."

--------------------------------------------------------------------------------
10   WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS
--------------------------------------------------------------------------------

THE INVESTMENT ADVISER

Capital Research and Management Company, a large and experienced investment management organization founded in 1931, is the investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio of the fund.

The management fee paid by the fund to Capital Research and Management Company may not exceed 0.225% of the fund's average net assets annually and declines at certain asset levels. The total management fee paid by the fund to the business manager and investment adviser combined, as a percentage of average net assets, for the previous fiscal year is listed earlier under "Expenses."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing.

PLAN OF DISTRIBUTION

The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board and the expenses paid under the Plan were incurred within the preceding 12 months and accrued while the Plan is in effect. The 12b-1 fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Expenses."

PORTFOLIO TRANSACTIONS

Orders for the fund's portfolio securities transactions are placed by Capital Research and Management Company, which strives to obtain the best available prices, taking into account the costs and quality of executions. Fixed-income securities are generally traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the dealer, generally referred to as a concession or discount. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

--------------------------------------------------------------------------------
                              WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS   11
--------------------------------------------------------------------------------

Subject to the above policy, when two or more brokers are (either directly or through their correspondent clearing agents) in a position to offer comparable prices and executions, preference may be given to brokers who have sold shares of the fund or have provided investment research, statistical, and other related services for the benefit of the fund and/or other funds served by Capital Research and Management Company.

PRINCIPAL UNDERWRITER AND TRANSFER AGENT

American Funds Distributors, Inc. and American Funds Service Company serve as the principal underwriter and transfer agent for the fund, respectively. They are headquartered at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821, respectively.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

                       [MAP OF SERVICE AREAS GOES HERE]

--------------------------------------------------------------------------------
12   WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS
--------------------------------------------------------------------------------

SHAREHOLDER SERVICES

The fund offers you a valuable array of services you can use to alter your investment program as your needs and circumstances change. These services, which are summarized below, are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days' written notice. A COMPLETE DESCRIPTION OF SHAREHOLDER SERVICES AND ACCOUNT POLICIES IS CONTAINED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

THE SERVICES DESCRIBED MAY NOT BE AVAILABLE THROUGH SOME RETIREMENT PLANS OR ACCOUNTS HELD BY INVESTMENT DEALERS. IF YOU ARE INVESTING IN SUCH A MANNER, YOU SHOULD CONTACT YOUR PLAN ADMINISTRATOR/TRUSTEE OR DEALER ABOUT WHAT SERVICES
ARE AVAILABLE AND WITH QUESTIONS ABOUT YOUR ACCOUNT.
--------------------------------------------------------------------------------
PURCHASING SHARES

HOW TO PURCHASE SHARES

Generally, you may open an account by contacting any investment dealer authorized to sell the fund's shares. You may add to your account through your dealer or directly through American Funds Service Company by mail, wire, or bank debit. You may also establish or add to your account by exchanging shares from any of your other accounts in The American Funds Group. The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. This includes exchange purchase orders that may place an unfair burden on other fund shareholders due to their frequency.

Various purchase options are available as described below subject to certain investment minimums and limitations described in the statement of additional information and "Welcome to the Family."

X Automatic Investment Plan

  You may invest monthly or quarterly through automatic withdrawals from your bank account.

X Automatic Reinvestment

  You may reinvest your dividends and capital gain distributions into the fund (with no sales charge). This will be done automatically unless you elect to have the dividends and/or capital gain distributions paid to you in cash.

--------------------------------------------------------------------------------
                              WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS   13
--------------------------------------------------------------------------------

X Cross-Reinvestment

  You may invest your dividends and capital gain distributions into any other fund in The American Funds Group.

X Exchange Privilege

  You may exchange your shares into other funds in The American Funds Group generally with no sales charge. Exchanges of shares from the money market funds that were initially purchased with no sales charge will generally be subject to the appropriate sales charge. You may also elect to automatically exchange shares among any of the funds in The American Funds Group. Exchange requests may be made in writing, by telephone including American FundsLine(R) (see below) or by fax. EXCHANGES HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

X Retirement Plans

  You may invest in the fund through various retirement plans. For further information contact your investment dealer or American Funds Distributors.

SHARE PRICE

The fund's share price, also called net asset value, is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open. The fund calculates its net asset value per share, generally using market prices, by dividing the total value of its assets after subtracting liabilities by the number of its shares outstanding. Shares are purchased at the offering price next determined after your investment is received and accepted by American Funds Service Company. The offering price is the net asset value plus a sales charge, if applicable.

SHARE CERTIFICATES

Shares are credited to your account and certificates are not issued unless you request them by writing to American Funds Service Company.

INVESTMENT MINIMUMS

--------------------------------------------------------------
To establish an account                                   $250
 For a retirement plan account                            $250
 For a retirement plan account through payroll deduction  $ 25
To add to an account                                      $ 50
 For a retirement plan account                            $ 25

--------------------------------------------------------------------------------
14   WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS
--------------------------------------------------------------------------------

SALES CHARGES

A sales charge may apply, as described below, when purchasing shares. Sales charges may be reduced for larger purchases as indicated below.

                                     SALES CHARGE AS A
                                        PERCENTAGE OF
                                  .......................      DEALER
                                                    NET      CONCESSION AS
                                     OFFERING    AMOUNT    % OF OFFERING
INVESTMENT                             PRICE     INVESTED      PRICE
-----------------------------------------------------------------------
Less than $50,000                      5.75%       6.10%       5.00%
 .......................................................................
$50,000 but less than $100,000         4.50%       4.71%       3.75%
 .......................................................................
$100,000 but less than $250,000        3.50%       3.63%       2.75%
 .......................................................................
$250,000 but less than $500,000        2.50%       2.56%       2.00%
 .......................................................................
$500,000 but less than $1 million      2.00%       2.04%       1.60%
 .......................................................................
$1 million or more and certain
other investments described below   see below    see below    see below

PURCHASES NOT SUBJECT TO SALES CHARGES

Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 200 or more eligible employees are sold with no initial sales charge. A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED ON CERTAIN REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE BY THESE ACCOUNTS. A dealer concession of up to 1% may be paid by the fund from its Plan of Distribution on these investments. Investments by retirement plans, foundations or endowments with $50 million or more in assets may be made with no sales charge and are not subject to a contingent deferred sales charge.
A dealer concession of up to 1% may be paid by American Funds Distributors on these investments. Investments by certain individuals and entities including employees and other associated persons of dealers authorized to sell shares of the fund, Washington Management Corporation and Capital Research and Management Company and its affiliated companies are not subject to a sales charge.

--------------------------------------------------------------------------------
                              WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS   15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS

ADDITIONAL DEALER COMPENSATION

In addition to the concessions listed, up to 0.25% of average net assets is paid annually to qualified dealers for providing certain services (including services to retirement plans) pursuant to the fund's Plan of Distribution. During 1997, American Funds Distributors will also provide additional compensation to the top one hundred dealers who have sold shares of funds in The American Funds Group based on the pro rata share of a qualifying dealer's sales.

REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

X Aggregation

  Investments that may be aggregated include those made by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), including any business account solely "controlled by," as well as any retirement plan or trust account solely for the benefit of, these individuals. Investments made for multiple employee benefit plans of a single employer or "affiliated" employers may be aggregated provided they are not also aggregated with individual accounts. Finally, investments made by a common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares may be aggregated.

  Purchases made for nominee or street name accounts will generally not be aggregated with those made for other accounts unless qualified as described above.

X Concurrent Purchases

  You may combine concurrent purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. Shares of the money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

X Right of Accumulation

  You may take into account the current value of your existing holdings in The American Funds Group to determine your sales charge. Direct purchases of the money market funds are excluded.

X Statement of Intention

  You may enter into a non-binding commitment to invest a certain amount (which, at your request, may include purchases made during the previous 90 days) in non-money market fund shares over a 13-month period. A portion of your account may be held in escrow to cover additional sales charges which may be due if your total investments over the statement period are insufficient to qualify for the applicable sales charge reduction.

--------------------------------------------------------------------------------
SELLING SHARES

HOW TO SELL SHARES

You may sell (redeem) shares in your account by contacting your investment dealer or American Funds Service Company. You may also use American FundsLine(R) (see below). In addition, you may sell shares in amounts of $50 or more automatically. If you sell shares through your investment dealer you may be charged for this service. Shares held for you in your dealer's street name must be sold through the dealer.

Shares are sold at the net asset value next determined after your request is received in good order by American Funds Service Company. Sale requests may be made in writing, by telephone, including American FundsLine(R) (see below), or by fax. Sales by telephone or fax are limited to $50,000 in accounts registered to individual(s) (including non-retirement trust accounts). In addition, checks must be made payable to the registered shareholder(s) and mailed to an address of record that has been used with the account for at least 10 days. Proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. The fund may, with 60 days' written notice, close your account if due to a sale of shares the account has a value of less than the minimum required initial investment.

Generally, written requests to sell shares must be signed by you and must include any shares you wish to sell that are in certificate form. Your signature must be guaranteed by a bank, savings association, credit union, or member firm of a domestic stock exchange or the National Association of Securities Dealers, Inc., that is an eligible guarantor institution. A signature guarantee is not currently required for any sale of $50,000 or less provided the check is made

--------------------------------------------------------------------------------
                              WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS   17
--------------------------------------------------------------------------------
payable to the registered shareholder(s) and is mailed to the address of record on the account, and provided the address has been used with the account for at least 10 days. Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge in any fund in The American Fund Group within 90 days after the date of the redemption or distribution. Reinvestment will be at the next calculated net asset value after receipt and acceptance by American Funds Service Company.
--------------------------------------------------------------------------------
OTHER IMPORTANT THINGS TO REMEMBER

AMERICAN FUNDSLINE(R)

You may check your share balance, the price of your shares, or your most recent account transactions, sell shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine(R). To use this service, call 800/325-3590 from a TouchTone(TM) telephone.

TELEPHONE PURCHASES, SALES AND EXCHANGES

Unless you opt out of the telephone (including American FundsLine(R)) or fax purchase, sale and/or exchange options (see below), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, the fund's business manager and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company. (You may also reinstate them at any time by writing to American Funds Service Company.)

ACCOUNT STATEMENTS

You will receive regular confirmation statements reflecting transactions in your account. Purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

--------------------------------------------------------------------------------
18   WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS
--------------------------------------------------------------------------------

NOTES

--------------------------------------------------------------------------------
                              WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS   19
--------------------------------------------------------------------------------

NOTES

--------------------------------------------------------------------------------
20   WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS
--------------------------------------------------------------------------------

NOTES

--------------------------------------------------------------------------------
                              WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS   21
--------------------------------------------------------------------------------

NOTES

--------------------------------------------------------------------------------
22   WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS
--------------------------------------------------------------------------------

NOTES

--------------------------------------------------------------------------------
                              WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS   23
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  FOR SHAREHOLDER SERVICES                     FOR DEALER SERVICES
  American Funds                               American Funds
  Service Company                              Distributors
  800/421-0180 ext. 1                          800/421-9900 ext. 11

                            FOR 24-HOUR INFORMATION
             American                          American Funds
             FundsLine(R)                      Internet Web site
             800/325-3590                      http://www.americanfunds.com

 Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

         ------------------------------------------------------------

                    OTHER FUND INFORMATION

 ANNUAL/SEMI-ANNUAL              STATEMENT OF ADDITIONAL
 REPORT TO SHAREHOLDERS          INFORMATION (SAI)


 Includes financial              Contains more detailed
 statements, detailed            information on all aspects
 performance information,        of the fund, including the
 portfolio holdings, a           fund's financial statements.
 statement from portfolio
 management and the
 independent accountant's
 report.
                                 A current SAI has been filed
                                 with the Securities and
 CODE OF ETHICS                  Exchange Commission ("SEC").
                                 It is incorporated by
 Includes a description of       reference into this
 the fund's personal             prospectus and is available
 investing policy.               along with other related
                                 materials on the SEC's
                                 Internet Web site at
                                 http://www.sec.gov.

 To request a free copy of any of the documents above:

 Call American Funds      or     Write to the Secretary of
 Service Company                 the fund 1101 Vermont
 800/421-0180 ext. 1             Avenue, N.W. Washington,
                                 D.C. 20005

This prospectus has been printed on recycled paper.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
24   WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS
--------------------------------------------------------------------------------
THE FUND PROVIDES SPANISH TRANSLATIONS IN CONNECTION WITH THE PUBLIC
OFFERING AND SALE OF ITS SHARES.  THE FOLLOWING IS A FAIR AND
ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS FOR
THE FUND.   Howard L. Kitzmiller, Senior Vice President and Secretary


Prospectus for Eligible Retirement Plans
Washington Mutual Investors Fund(SM)

An opportunity for current income and capital growth through quality common stocks

                              [American Funds Logo]

                                 JUNE 22, 1997

                      Washington Mutual Investors Fund, Inc.

                            1101 Vermont Avenue, N.W.
                             Washington, D.C. 20005
                                 (202) 842-5665

     The Fund's investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

     This prospectus relates only to shares of the Fund offered without a sales charge to eligible retirement plans. For a prospectus regarding shares of the Fund to be acquired otherwise, contact the Secretary of the Fund at the address indicated above.

     This prospectus presents information you should know before investing in the Fund. It should be retained for future reference.

     More detailed information about the Fund, including the Fund's financial statements, is contained in the statement of additional information dated June 22, 1997, which has been filed with the Securities and Exchange Commission and is available to you without charge, by writing the Secretary of the Fund at the above address or calling American Funds Service Company.

     SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON. THE PURCHASE OF FUND SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

     THESE SECURITIES HAVE NOT BEEN
     APPROVED OR DISAPPROVED BY THE
     SECURITIES AND EXCHANGE COMMISSION
     HAS THE SECURITIES AND
     EXCHANGE COMMISSION PASSED UPON
     THE ACCURACY OR ADEQUACY OF THIS
     PROSPECTUS. ANY REPRESENTATION TO
     THE CONTRARY IS A CRIMINAL OFFENSE.

     RP 01-010-0796



                                TABLE OF CONTENTS
 Summary of Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .  3
 Financial Highlights  . . . . . . . . . . . . . . . . . . . . . . . . . . .  4
 Investment Objective and Policies . . . . . . . . . . . . . . . . . . . . .  4
 Investment Techniques . . . . . . . . . . . . . . . . . . . . . . . . . . .  5
 Investment Results  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  6
 Dividends, Distributions and Taxes  . . . . . . . . . . . . . . . . . . . .  7
 Fund Organization and Management  . . . . . . . . . . . . . . . . . . . . .  7
 Purchasing Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9
 Shareholder Services  . . . . . . . . . . . . . . . . . . . . . . . . . . . 11
 Redeeming Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11



                                                                         SUMMARY
                                                                     OF EXPENSES

                                                                  AVERAGE ANNUAL
                                                            EXPENSES PAID OVER A
                                                            10-YEAR PERIOD WOULD
                                                                BE APPROXIMATELY
                                                                    $8 PER YEAR,
                                                               ASSUMING A $1,000
                                                             INVESTMENT AND A 5%
                                             ANNUAL RETURN WITH NO SALES CHARGE.

This table is designed to help you understand costs of investing in the Fund. These are historical expenses; your actual expenses may vary.

 Shareholder Transaction Expenses
 Certain retirement plans may purchase shares of the Fund with no sales charge
  The Fund also has no sales charge on reinvested dividends, deferred sales charge 1, redemption fees or exchange fees.

 Annual Fund Operating Expenses (for the fiscal year ended April 30,
  1997, as a percentage of average net assets)

 Management fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .   0.32%
 12b-1 expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.22%2
 Other expenses (audit, legal, shareholder services, transfer agent and
 custodian)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   0.10%
 Total Fund operating expenses . . . . . . . . . . . . . . . . . . . . .   0.64%

                                                     1      3      5       10
 EXAMPLE                                            YEAR  YEARS  YEARS   YEARS
 You would pay the following
 cumulative expenses on a
 $1,000 investment,                                 $7     $20    $36      $80
  assuming a 5% annual return 3.




1 Retirement plans of organizations with $50 million or more in collective retirement plan assets may purchase shares of the Fund with no sales charge. In addition, any employer-sponsored, 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees or any other plan that invests at least $1 million in shares of the Fund (or in combination with shares of other funds in The American Funds Group other than the money market funds) may purchase shares at net asset value; however, a contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following such purchases. (See "Redeeming Shares--Contingent Deferred Sales Charge.")

2 These expenses may not exceed 0.25% of the Fund's average net assets annually. (See "Fund Organization and Management--Plan of Distribution.") Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers.

3 Use of this assumed 5% return is required by the Securities and Exchange Commission; it is not an illustration of past or future investment results. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.


                                                                       FINANCIAL
                                                                      HIGHLIGHTS

                                                        (FOR A SHARE OUTSTANDING
                                                                  THROUGHOUT THE
                                                                    FISCAL YEAR)

The following information has been audited by Price Waterhouse LLP, independent accountants, whose unqualified report covering each of the most recent five years is included in the statement of additional information. This information should be read in conjunction with the financial statements and accompanying notes which appear in the statement of additional information.




                      1997      1996       1995        1994       1993        1992       1991       1990      1989      1988
                                          YEAR  ENDED APRIL 30
 Net Asset Value,
  Beginning of
  Year   . . . .     $22.77    $18.87      $17.11     $17.59     $16.22      $15.02     $13.75      $14.10     $11.89      $13.31

 Income From
  Investment
  Operations:
 Net investment
  income   . . .        .62       .63         .63        .59        .56         .56        .58         .59        .58         .55
 Net realized and
  unrealized
  gain
 (loss) on
 investments . .        4.36      4.98        2.16      (.12)       1.55        1.50       1.37         .36       2.07      (1.06)
 Total Income
  from
  Investment
  Operations   .        4.98      5.61        2.79        .47       2.11        2.06       1.95         .95       2.65       (.51)

 Less
  Distributions:
 Dividends from
  net investment
 income  . . . .       (.62)     (.62)       (.62)      (.56)      (.56)       (.56)      (.62)       (.62)      (.44)       (.52)
 Distributions
  from net
  realized gains       (1.20)    (1.09)       (.41)      (.39)      (.18)       (.30)      (.06)       (.68)         --       (.39)
 Total
  Distributions        (1.82)    (1.71)      (1.03)      (.95)      (.74)       (.86)      (.68)      (1.30)      (.44)       (.91)
 Net Asset Value,
  End of Year  .      $25.93      22.77      $18.87     $17.11     $17.59      $16.22     $15.02      $13.75     $14.10      $11.89



 Total Return 1       22.43%     30.40%      17.01%      2.55%     13.36%      14.24%     14.69%       6.52%     22.72%     (3.77)%

 Ratios/Supplemen
  tal Data:
 Net assets, end
  of year
 (in millions)       $28,165    $20,689     $14,426    $12,405    $11,306      $8,896     $6,596      $4,778     $3,250      $2,623

 Ratio of
  expenses to
 average net
 assets  . . . .        .64%        .66%        .69%       .69%       .70%        .74%       .77%        .69%       .67%        .58%
Ratio of net
  income to
 average net
 assets  . . . .       2.56%       2.98%       3.57%      3.29%      3.33%       3.58%      4.24%       4.01%      4.54%       4.25%

 Portfolio
  turnover rate       20.41%       23.41%      25.45%     23.86%     18.60%      10.36%     10.86%       7.38%     21.27%
11.83%

Average commisions
 paid per share        5.29c       6.24c       6.87c      6.85c      7.49c       7.51c      7.73c       7.53c      7.72c       6.99c

 1 Excludes maximum sales charge of 5.75% of the Fund's offering price. Total Return figures for 1991, 1992 and 1993 have been revised. Previously shown for these years were 14.71%, 14.27% and 13.38%, respectively.

 2 Brokerage commissions paid on portfolio transactions increase the cost of securities purchased or reduce the proceeds of securities sold, and are not separately reflected in the Fund's statement of operations. Shares traded on a principal basis (without commissions), such as most fixed-income transactions, are excluded.





                                                 INVESTMENT OBJECTIVE
                                                         AND POLICIES
                                                   THE FUND'S GOAL IS
                                                  TO PROVIDE YOU WITH
                                        INCOME AND AN OPPORTUNITY FOR
                                                  GROWTH OF PRINCIPAL.

The Fund's investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing. From time to time capital gains or losses may be realized upon the sales of securities owned by the Fund but active trading with a view to realization of capital gains is not a policy of the Fund.

The Fund was founded to provide fiduciaries, organizations, institutions and individuals with a convenient and prudent medium of investment in high quality common stocks and securities convertible into such common stocks. It is designed to serve those individuals who are charged with the responsibility of investing pension and profit-sharing trusts, other fiduciary-type reserves, or family funds, but who are reluctant to undertake the selection and supervision of stocks, although recognizing the importance of affording an opportunity for growth in income and value over the years.

Prudent Investor Rule and the Fund's Eligible List The Fund's policy is at all times to maintain for its shareholders a fully invested, widely diversified portfolio of such securities which an experienced investor charged with fiduciary responsibility and seeking investment objectives similar to those of the Fund might select for the common stock portion of a portfolio under the Prudent Investor Rule patterned after the historic Prudent Man Rule.


The Fund's board of directors has adopted "Investment Standards", based on criteria applied for many years by the United States District Court for the District of Columbia. These investment standards are used to prepare an "Eligible List" of securities designed to conform to the common stock portion of a prudent investor rule portfolio. Only common stocks and securities convertible into common stocks meeting these Investment Standards and on the approved Eligible List may be held by the Fund. Any security deleted from the Eligible List and held by the Fund must be sold by the Fund as soon as deemed practical by the Investment Adviser but in no event later than six months following such deletion.

The Fund's investment restrictions (which are described in the statement of additional information) and objective cannot be changed without shareholder approval. All other investment practices may be changed by the board of directors.

ACHIEVEMENT OF THE FUND'S INVESTMENT OBJECTIVE CANNOT, OF COURSE, BE ASSURED DUE TO THE RISK OF CAPITAL LOSS FROM FLUCTUATING PRICES INHERENT IN ANY INVESTMENT IN SECURITIES.

                                                           INVESTMENT TECHNIQUES

                                     INVESTING IN STOCKS INVOLVES CERTAIN RISKS.

Risks of Investing Because the Fund invests in equity-type securities such as common stocks and convertible preferred stocks, the Fund's portfolio is subject to market risks, including, for example, the possibility that stock prices in general may decline over short or even extended periods.

Multiple Portfolio Counselor System The basic investment philosophy of Capital Research and Management Company is to seek fundamental values at reasonable prices, using a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of the Fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested (within the limits provided by the Fund's objective and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals make investment decisions with respect to a portion of the Fund's portfolio. The primary individual portfolio counselors for the Fund are listed on the next page.


  PORTFOLIO COUNSELORS        PRIMARY TITLE(S)                   YEARS OF EXPERIENCE AS                WITH CAPITAL
TOTAL YEARS
  FOR WASHINGTON MUTUAL                                           PORTFOLIO COUNSELOR                  RESEARCH AND
        INVESTORS                                                    (AND RESEARCH                  MANAGEMENT COMPANY
          FUND                                                      PROFESSIONAL, IF                OR ITS AFFILIATES
                                                                    APPLICABLE) FOR
                                                                   WASHINGTON MUTUAL
                                                                     INVESTORS FUND
                                                                                                         YEARS OF
EXPERIENCE AS
                                                                                                        INVESTMENT
PROFESSIONAL

(APPROXIMATE)

 Timothy D. Armour       Senior Vice President      7 years (plus 4 years as a research                  14 years
14 years
                         and Director, Capital      professional prior to becoming a portfolio
                         Research Company*          counselor for the Fund)

 Stephen E. Bepler       Senior Vice President,     16 years (plus 8 years as a research                 25 years
31 years
                         Capital Research Company*  professional prior to becoming a portfolio counselor for the Fund)

 James K. Dunton         Senior Vice President and  19 years (plus 7 years as a research                 35 years
35 years
                         Director, Capital Research professional prior to becoming a portfolio
                         and Management Company     counselor for the Fund)

 Gregg E. Ireland        Vice President, Capital    7 years (plus 7 years as a research                  24 years
24 years
                         Research and Management    professional prior to becoming a portfolio
                         Company                    counselor for the Fund)

 James B. Lovelace       Vice President, Capital    7 years (plus 2 years as a research                  15 years
15 years
                         Research and Management    professional prior to becoming a portfolio
                         Company                    counselor for the Fund)

 Robert G. O'Donnell     Senior Vice President and 4 years (plus 17 years as a research                 22 years
25 years
                         Director, Capital Research professional prior to becoming a portfolio
                         and Management Company     counselor for the Fund)

 James F. Rothenberg     President and Director,    3 years (plus 9 years as a research                  27 years
27 years
                         Capital Research and       professional-1971-1979-prior to becoming a
                         Management Company         portfolio counselor for the Fund)

  * Company affiliated with Capital Research and Management Company.


                                                              INVESTMENT RESULTS

                                                           THE FUND HAS AVERAGED
                                                                  A TOTAL RETURN
                                                            (AT NO SALES CHARGE)
                                                                OF 13.49% A YEAR
                                                               OVER ITS LIFETIME
                                                          (JULY 31, 1952 THROUGH
                                                                MARCH 31, 1997).

The Fund may from time to time compare its investment results to various unmanaged indices or other mutual funds in reports to shareholders, sales literature and advertisements. The results may be calculated on a total return, yield and/or distribution rate basis for various periods, with or without sales charges. Results calculated without a sales charge will be higher. Total returns assume the reinvestment of all dividends and capital gain distributions.

The Fund's distribution rate is calculated by dividing the dividends paid by the Fund over the last 12 months by the sum of the month-end price and the capital gains paid over the last 12 months. The SEC yield reflects income the Fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the Fund's past dividends. Accordingly, the Fund's SEC yield and distribution rate may differ. For the 30-day period ended March 31, 1997, the Fund's SEC yield was 2.54% and the distribution rate was 2.35% with no sales charge.


The Fund's total return over the past 12 months and average annual total returns over the past five-year and ten-year periods as of March 31, 1997, were 19.10%, 17.04% and 13.21%, respectively. These results were calculated with no sales charge in accordance with Securities and Exchange Commission requirements. Of course, past results are not an indication of future results. Further information regarding the Fund's investment results is contained in the Fund's annual report which may be obtained without charge by writing to the Secretary of the Fund at the address indicated on the cover of this prospectus.

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES

                                INCOME DISTRIBUTIONS ARE USUALLY MADE QUARTERLY.

Dividends and Distributions Dividends are usually paid in March, June, September and December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

The terms of your plan will govern how your plan may receive distributions from the Fund. Generally, periodic distributions from the Fund to your plan are reinvested in additional Fund shares, although your plan may permit Fund distributions from net investment income to be received by you in cash while reinvesting capital gains distributions in additional shares or all Fund distributions to be received in cash. Unless you select another option, all distributions will be reinvested in additional Fund shares.

Federal Taxes The Fund intends to operate as a "regulated investment company" under the Internal Revenue Code. In any fiscal year in which the Fund so qualifies and distributes to shareholders all of its net investment income and capital gain net income, the Fund itself is relieved of federal income tax. The tax treatment of redemptions from a retirement plan may differ from redemptions from an ordinary shareholder account.

Please see the statement of additional information and your tax adviser for further information.

                                                                            FUND
                                                     ORGANIZATION AND MANAGEMENT

    THE FUND IS A MEMBER OF THE AMERICAN FUNDS GROUP, WHICH IS MANAGED BY ONE OF
                                                                 THE LARGEST AND
                                                                MOST EXPERIENCED
                                                            INVESTMENT ADVISERS.

Fund Organization and Voting Rights The Fund, an open-end, diversified management investment company, was organized as a Delaware corporation in 1952 and was reincorporated in the State of Maryland in 1990. The Fund's board supervises Fund operations and performs duties required by applicable state and federal law. Members of the board and advisory board who are not affiliated with the Fund's management are paid certain fees for services rendered to the Fund as described in the statement of additional information. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Fund. Shareholders have one vote per share owned and, at the request of the holders of at least 10% of the shares, the Fund will hold a meeting at which any member of the board could be removed by a majority vote. There will not usually be a shareholder meeting in any year except, for example, when the election of the board is required to be acted upon by shareholders under the Investment Company Act of 1940.

The Business Manager Washington Management Corporation, 1101 Vermont Avenue N.W., Washington, D.C. 20005, is the business manager and provides all services required to carry on the Fund's general administrative and corporate affairs. These services include all executive personnel, clerical staff, office space and equipment, arrangements for and supervision of all shareholder services, federal and state regulatory compliance and responsibility for accounting and recordkeeping facilities. Washington Management Corporation provides similar services to other mutual funds. The Business Manager receives a monthly fee, accrued daily, at the annual rate of 0.175% of the first $3 billion of the Fund's net assets, 0.15% of net assets in excess of $3 billion but not exceeding $5 billion, 0.135% of net assets in excess of $5 billion but not exceeding $8 billion, 0.12% of net assets in excess of $8 billion but not exceeding $12 billion, 0.095% of net assets in excess of $12 billion but not exceeding $21 billion and 0.075% of net assets in excess of $21 billion.


The Investment Adviser Capital Research and Management Company, a large and experienced investment management organization founded in 1931, is the investment adviser to the Fund and other funds, including those in The American Funds Group. Capital Research and Management Company is located at 333 South Hope Street, Los Angeles, CA 90071 and at 135 South State College Boulevard, Brea, CA 92821. Capital Research and Management Company manages the investment portfolio of the Fund and receives a monthly fee, accrued daily, at the annual rate of 0.225% of the first $3 billion of the Fund's net assets, 0.21% of net assets in excess of $3 billion but not exceeding $8 billion, 0.20% of net assets in excess of $8 billion but not exceeding $21 billion and 0.195% of net assets in excess of $21 billion.

Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. (formerly "The Capital Group, Inc.") which is located at 333 South Hope Street, Los Angeles, CA 90071. The research activities of Capital Research and Management Company are conducted by affiliated companies which have offices in Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Singapore, Hong Kong and Tokyo.

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the report dated May 9, 1994 issued by the Investment Company Institute's Advisory Group on Personal Investing. (See the statement of additional information.)

Portfolio Transactions Orders for the Fund's portfolio securities transactions are placed by Capital Research and Management Company, which strives to obtain the best available prices, taking into account the costs and quality of executions.

Subject to the above policy, when two or more brokers are in a position to offer comparable prices and executions, preference may be given to brokers who have sold shares of the Fund or have provided investment research, statistical, and other related services for the benefit of the Fund and/or of other funds served by Capital Research and Management Company.

Principal Underwriter American Funds Distributors, Inc., a wholly owned subsidiary of Capital Research and Management Company, is the principal underwriter of the Fund's shares. American Funds Distributors, Inc. is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 8000 1H-10 West, San Antonio, TX 78230, 5300 Robin Hood Road, Norfolk, VA 23513 and 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240. Telephone conversations with American Funds Distributors may be recorded or monitored for verification, recordkeeping and quality assurance purposes. The Principal Underwriter makes shares available at net asset value to Washington Investors Plans, Inc.

Plan of Distribution The Fund has a plan of distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Board and the expenses paid under the plan were incurred within the last 12 months and accrued while the plan is in effect. Expenditures by the Fund under the plan may not exceed 0.25% of its average net assets annually (all of which may be for service fees).

Transfer Agent American Funds Service Company, 800/421-0180, a wholly owned subsidiary of Capital Research and Management Company, is the transfer agent and performs shareholder service functions. American Funds Service Company is located at 333 South Hope Street, Los Angeles CA 90071, 135 South State College Boulevard, Brea, CA 9281, 8000 IH-10 West, San Antonio, TX 78230, 5300 Robin Hood Road, Norfolk, VA 23513 and 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240. It was paid a fee of $16,906,000 for the fiscal year ended April 30, 1997. Telephone conversations with American Funds Service Company may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                                                               PURCHASING SHARES

ALL ORDERS TO PURCHASE SHARES MUST BE MADE THROUGH YOUR RETIREMENT PLAN. FOR MORE INFORMATION ABOUT HOW TO PURCHASE SHARES OF THE FUND THROUGH YOUR PLAN OR LIMITATIONS ON THE AMOUNT THAT MAY BE PURCHASED, PLEASE CONSULT WITH YOUR EMPLOYER. Shares are sold to eligible retirement plans at the net asset value per share next determined after receipt of an order by the Fund or American Funds Service Company. Orders must be received before the close of regular trading on the New York Stock Exchange in order to receive that day's net asset value. Plans of organizations with collective retirement plan assets of $50 million or more may purchase shares at net asset value. In addition, any employer-sponsored 403(b) plan or defined contribution plan qualified under
Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees or any other plan that invests at least $1 million in shares of the Fund (or in combination with shares of other funds in The American Funds Group other than the money market funds) may purchase shares at net asset value; however, a contingent deferred sales charge of 1% is imposed on certain redemptions made within twelve months of such purchase. (See "Redeeming Shares-- Contingent Deferred Sales Charge.") Plans may also qualify to purchase shares at net asset value by completing a statement of intention to purchase $1 million in Fund shares subject to a commission over a maximum of 13 consecutive months. Certain redemptions of such shares may also be subject to a contingent deferred sales charge as described above. (See the statement of additional information.)

The minimum initial investment is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts (IRAs). Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group.

Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees (paid pursuant to the Fund's plan of distribution), and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $100 million or more as set forth in the statement of additional information (paid by American Funds Distributors).

During 1997, American Funds Distributors will provide additional compensation to the top 100 dealers who have sold shares of the Fund or other funds in The American Funds Group based on a pro rata share of a qualifying dealer's sales.
American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets annually in order to promote selling efforts and to compensate them for providing certain services. (See "Fund Organization and Management--Plan of Distribution.") These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the Fund.

Shares of the Fund are offered to other shareholders pursuant to another prospectus at public offering prices that may include an initial sales charge.

Share Price Shares are offered to eligible retirement plans at the net asset value next determined after the order is received by the Fund or American Funds Service Company. In the case of orders sent directly to the Fund or American Funds Service Company, an investment dealer must be indicated. Dealers are responsible for promptly transmitting orders. (See the statement of additional information under "Purchase of Shares--Price of Shares.")

The Fund's net asset value per share is determined as of the close of trading (currently 4:00 p.m., New York time) on each day the New York Stock Exchange is open. The current value of the Fund's total assets, less all liabilities, is divided by the total number of shares outstanding and the result, rounded to the nearer cent, is the net asset value per share.

                                                                     SHAREHOLDER
                                                                        SERVICES

Subject to any restrictions contained in your plan, you can exchange your shares for shares of other funds in The American Funds Group at net asset value. In addition, again depending on your plan, you may be able to exchange shares automatically or cross-reinvest dividends in shares of other funds. Contact your plan administrator/trustee regarding how to use these services. Also, see the Fund's statement of additional information for a description of these and other services that may be available through your plan. These services are available only in states where the Fund to be purchased may be legally offered and may be terminated or modified at any time upon 60 days' written notice.

                                                                       REDEEMING
                                                                          SHARES

Subject to any restrictions imposed by your employer's plan, you can sell your shares through the plan to the Fund any day the New York Stock Exchange is open. For more information about how to sell shares of the Fund through your retirement plan, including any charges that may be imposed by the plan, please consult with your employer.





 By contacting your plan  Your plan administrator/trustee must send a letter of
  administrator/trustee   instruction  specifying  the  name of  the  fund, the
                          number of shares or dollar amount to be sold, and, if
                          applicable, your name and  account number. You should
                          also enclose any certificate  you wish to redeem. For
                          your protection, if you redeem more than $50,000, the
                          signatures  of the registered  owners (i.e., trustees
                          or their legal representatives) must be guaranteed by
                          a bank,  savings association, credit union, or member
                          firm  of a  domestic stock  exchange or  the National
                          Association of Securities  Dealers, Inc., that is  an
                          eligible    guarantor    institution.    Your    plan
                          administrator/trustee   should    verify   with   the
                          institution that it is an eligible guarantor prior to signing. Additional documentation may be required to redeem shares from certain accounts. Notarization by a Notary Public is not an acceptable signature guarantee.

 By contacting an         Shares  may also  be redeemed  through  an investment
 investment dealer        dealer; however you  or your plan may  be charged for
                          this service. Shares held for you in an investment dealer's street name must be redeemed through the dealer.

THE PRICE YOU RECEIVE FOR THE SHARES YOU REDEEM IS THE NET ASSET VALUE NEXT DETERMINED AFTER YOUR ORDER AND ALL REQUIRED DOCUMENTATION ARE RECEIVED BY THE FUND OR AMERICAN FUNDS SERVICE COMPANY. (SEE "PURCHASING SHARES--SHARE PRICE.")



Contingent Deferred Sales Charge A contingent deferred sales charge of 1% applies to certain redemptions made within twelve months of purchase on investments of $1 million or more and on any investment made with no initial sales charge by any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from qualified retirement plans and other employee benefit plans; for redemptions resulting from participant-directed switches among investment options within a participant-directed employer-sponsored retirement plan; and for redemptions in connection with loans made by qualified retirement plans.

Other Important Things to Remember The net asset value for redemptions is determined as indicated under "Purchasing Shares--Share
Price." Because the Fund's net asset value fluctuates, reflecting the market value of the portfolio, the amount you receive for shares redeemed may be more or less than the amount paid for them.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), redemption proceeds will be paid on or before the seventh day following receipt of a proper redemption request.

              THIS PROSPECTUS HAS BEEN PRINTED ON RECYCLED
              PAPER THAT MEETS THE GUIDELINES OF THE
            Y UNITED STATES ENVIRONMENTAL PROTECTION AGENCY.

     This prospectus relates only to shares of the Fund offered without a sales charge to eligible retirement plans. For a prospectus regarding shares of the Fund to be acquired otherwise, contact the Secretary of the Fund at the address indicated on the front.



                     WASHINGTON MUTUAL INVESTORS FUND, INC.
                                  PART B
                       STATEMENT OF ADDITIONAL INFORMATION
                               June 22, 1997

This document is not a prospectus but should be read in conjunction with the current prospectus dated June 22, 1997 of Washington Mutual Investors Fund, Inc. (the fund or WMIF). The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                     WASHINGTON MUTUAL INVESTORS FUND, INC.
                            Attention:  Secretary
                           1101 Vermont Avenue, N.W.
                            Washington, D.C. 20005
                               (202) 842-5665

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

                               TABLE OF CONTENTS

ITEM                                                   PAGE NO.



The fund and Its Investment Objective and Policies      1

Investment Restrictions                                 2

Fund Directors, Advisory Board Members and Officers     3

Director and Advisory Board Compensation                3

Management                                              8

Dividends, Distributions and Federal Taxes              10

Purchase of Shares                                      12

Redeeming Shares                                        17

Shareholder Account Services and Privileges             19

Execution of Portfolio Transactions                     20

General Information                                     20

Investment Results                                      21

Financial Statements                                    Attached




               THE FUND AND ITS INVESTMENT OBJECTIVE AND POLICIES
The fund has Investment Standards based upon criteria established by the United States District Court for the District of Columbia for determining eligibility under the Court's Legal List procedure which was in effect for many years. The fund has an Eligible List of investments, originally based upon the Court's List of Legal Investments for Trust Funds in the District of Columbia. The Investment Adviser is required to select the fund's investments exclusively from the Eligible List. The Investment Adviser monitors the Eligible List and makes recommendations to the Board of Directors of changes necessary for continued compliance with the fund's Investment Standards. Any issue deleted from the Eligible List and held by the fund must be sold by the fund as soon as deemed practical by the Investment Adviser but in no event later than six months following such deletion.
It is believed that in applying the above disciplines and procedures, the fund makes available to pension and profit-sharing trustees and other fiduciaries a prudent stock investment and an assurance of continuity of investment quality which it has always been the policy of the fund to provide. However, fiduciary investment responsibility and the Prudent Investor Rule involve a mixed question of law and fact which cannot be conclusively determined in advance. Moreover, recent changes to the Prudent Investor Rule in some jurisdictions speak to an allocation of funds among a variety of investments. Therefore, each fiduciary should examine the common stock portfolio of the fund to see that it, along with other investments, meets the requirements of the specific trust.
                            INVESTMENT RESTRICTIONS
The fund has adopted certain fundamental policies and investment restrictions for the protection of shareholders that may not be changed without shareholder approval. Approval requires the affirmative vote of 67% or more of the voting securities present at a meeting of shareholders, provided more than 50% of such securities are represented at the meeting or the vote of more than 50% of the outstanding voting securities, whichever is less.
  The fund may not:
  Purchase any security which is not legal for the investment of trust funds in
the     District of Columbia;
 Purchase or sell real estate or commodities;
 Make a purchase which would cause more than 5% of the value of the total assets of the Fund to be invested in the securities of any one issuer;
 Make a purchase which would cause more than 10% of the outstanding securities of any issuer to be held in the portfolio of the fund;
 Invest in companies for the purpose of exercising control or management and may not invest in securities of other investment companies;
 Purchase securities on margin or sell securities short;
 Lend money;
 Borrow money except for temporary or emergency purposes and not for investment purposes and then only from banks in an amount not exceeding at the time of borrowing 10% of the fund's net assets, nor pledge or hypothecate more than 10% of its net assets and then only to secure such borrowing, provided that the fund may not purchase portfolio securities during any period when loans amounting to 5% or more of the fund's net assets are outstanding;
 Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry. The Board of Directors, acting upon the recommendations of the Advisory Board, may from time to time establish lower limitations on the amount of investment in specific industries.
It is the declared policy of the fund to maintain a fully invested position with minimum invested cash equivalents as may be required. Such cash equivalents may not exceed 5% of total capital assets, and shall be invested in short-term U.S. Treasury or other U.S. Government short-term obligations of comparable quality, at the discretion of the fund's Investment Adviser, after allowing for sales of portfolio securities and fund shares within thirty days and the accumulation of cash balances representing undistributed net investment income and realized capital gains.
Notwithstanding the restriction on investing in the securities of other investment companies, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Directors pursuant to an exemptive order granted by the Securities and Exchange Commission.
The fund does not act as an underwriter of securities issued by others, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as the term is defined in the Securities Act of 1933.


FUND DIRECTORS, ADVISORY BOARD MEMBERS AND OFFICERS
(WITH THEIR PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS)#
DIRECTOR AND ADVISORY BOARD COMPENSATION

NAME, ADDRESS AND AGE       POSITION WITH       PRINCIPAL OCCUPATION(S)   AGGREGATE COMPENSATION     TOTAL COMPENSATION   TOTAL
NUMBER
                            REGISTRANT          DURING PAST 5 YEARS#   (INCLUDING VOLUNTARILY DEFERRED   FROM ALL FUNDS       OF
FUND
                                                                      COMPENSATION/1/) FROM FUND   AFFILIATED WITH THE   BOARDS ON

                                                                      DURING FISCAL YEAR ENDED   AMERICAN FUNDS       WHICH

                                                                      4/30/97                    GROUP                INDIVIDUAL

                                                                                                                      SERVES/2/



Charles T. Akre             Director Emeritus   Miller & Chevalier,   $17,000                    $17,000              1

700 John Ringling Blvd.                         Chartered,

Apt. 1108                                       Of Counsel

Sarasota, FL  34236

Age: 87


Cyrus A. Ansary             Director            Investment Services   $50,400                    $54,100              3

1725 K Street, N.W., Suite 410                            International Co.,

Washington, D.C. 20006                          President

Age: 63


Nathan A. Baily             Director Emeritus   Management, Marketing,   $16,000                    $16,000              1

5516 Greystone Street                           Education Consultant

Chevy Chase, MD  20815

Age: 76


John A. Beck*{              Director            The Johnston-Lemon    none/4/                    none/4/              1

Age: 71                                         Group, Incorporated,

                                                Vice Chairman


Fred J. Brinkman*{          Director            Washington Management   none/4/                    none/4/              1

Age: 68                                         Corporation, Senior

                                                Financial Consultant


Charles A. Bowsher          Advisory Board      Retired Comptroller    $3,000/6/                  $3,000               1

4503 Boxwood Road           Member              General of

Bethesda, MD 20816                              The United States

Age: 00


Mary K. Bush                Advisory Board      Bush & Company,       $6,000                     $6,000               1

4201 Cathedral Ave., N.W.   Member              President

Number 1016 East

Washington, D.C.  20016

Age: 49


Daniel J. Callahan III      Director            The Morris & Gwendolyn   $24,700/5/                 $24,700              1

1825 K Street, N.W.                             Cafritz Foundation,

Washington, D.C. 20006                          Vice Chairman &

Age: 65                                         Treasurer


Frank M. Ewing              Director Emeritus   Frank M. Ewing Co., Inc.   $17,500                    $19,600              3

P. O. Box 2248                                  President and Chairman of

Gaithersburg, MD  20886                         the Board

Age: 82


Stephen Hartwell*{          Chairman of the Board    Washington Management   none/4/                    none/4/              3

Age: 82                                         Corporation, Chairman of

                                                the Board


Vernon W. Holleman, Jr.     Advisory Board      Vernon W. Holleman, Jr.   $5,000/3/                  $5,000               1

5550 Friendship Drive       Member              Company, President

Suite 502

Chevy Chase, MD 20815

Age: 61


James H. Lemon, Jr.*{       Vice Chairman of the   The Johnston-Lemon    none/4/                    none/4/              3

Age: 61                     Board               Group, Incorporated,

                                                Chairman of the Board

                                                and

                                                Chief Executive Officer


Harry J. Lister*{           President           Washington Management   none/4/                    none/4/              3

Age: 61                                         Corporation, President

                                                and Director


James C. Miller III         Director            Citizens for a Sound   $49,500                    $49,500              1

1250 H Street, N.W., Suite 700                       Economy, Counselor

Washington, D.C.  20005

Age: 54


Bernard J. Nees             Chairman Emeritus of   Johnston, Lemon & Co.   none/4/                    none/4/              1

1101 Vermont Avenue, N.W.   the Board           Incorporated,

Washington, D.C.  20005                         Executive Vice President

Age: 89                                         and

                                                Director Emeritus


Katherine D. Ortega         Advisory Board      Former Treasurer of the   $2,000/6/                  $2,000               1

800 25th Street, NW         Member              United States

Suite 1003

Washington, D.C. 20038

Age: 63


Thomas J. Owen              Director            The CAFRITZ Company,   $47,800                    $47,800              1

6006 Onondaga Road                              President and Chief

Bethesda, MD  20816                             Executive Officer

Age: 62


Mr. John Knox Singleton     Advisory Board      President, INOVA      $3,000/6/                  $3,000               1

8001 Braddock Road          Member              Health System

Springfield, VA 22151

Age:


Jean Head Sisco             Director            Sisco Associates,     $51,500                    $55,200              3

2517 Massachusetts Avenue, N.W.                       Management Consulting

Washington, D.C. 20008                          Firm, Partner

Age: 71


T. Eugene Smith             Director            T. Eugene Smith, Inc.,   $50,200                    $53,900              3

666 Tintagel Lane                               President

McLean, VA 22101

Age: 66


William B. Snyder           Advisory Board      Southern Heritage     $6,000                     $6,000               1

P. O. Box 30690             Member              Holdings, Inc.

Bethesda, MD  20824                             and Merastar Corporation

Age: 67                                         Chairman, President and

                                                CEO


Leonard P. Steuart II       Director            Steuart Investment    $22,700/5/                 $22,700              1

5454 Wisconsin Avenue                           Company, Vice President

Suite 504

Chevy Chase, MD 20815

Age: 62


Robert F. Tardio            Advisory Board      Independent Consultant   $5,000                     $5,000               1

11517 Highland Farm Road    Member

Potomac, MD 20854

Age: 68


Margita E. White            Director            Association for Maximum   $46,100                    $46,100              1

1776 Massachusetts Avenue, N.W.                       Service Television Inc.,

Suite 310                                       President

Washington, D.C. 20036

Age: 59


Stephen G. Yeonas           Director            Stephen G. Yeonas     $51,500/3/                 $55,200              3

1355 Beverly Road, Suite 102                       Company, Chairman of

McLean, VA 22101                                the Board and Chief

Age: 72                                         Executive Officer



# Positions within the organizations listed may have changed during this period.
* Directors who are considered "interested persons" as defined in the 1940 Act, on the basis of their affiliation with the fund's Business Manager, Washington Management Corporation.
{ Address is 1101 Vermont Avenue, N.W., Washington, D.C. 20005.
/1/Amounts may be deferred by eligible Directors and Advisory Board members under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Director or Advisory Board member.
/2/In each instance where a Director of the fund serves on other funds affiliated with The American Funds Group, such service is as a trustee of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia, both portfolios of The American Funds Tax-Exempt Series I. Earnings from these funds reflect the latest fiscal year (8/1/95 -- 7/31/96).
/3/Since the plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through 3/31/97, the latest calendar quarter, for participants is as follows: Director Stephen G. Yeonas ($192,882), and Advisory Board member Vernon W. Holleman, Jr. ($18,046). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the participant.
/4/John A. Beck, Fred J. Brinkman, Stephen Hartwell, James H. Lemon, Jr. and Harry J. Lister are affiliated with the Business Manager and, accordingly, receive no remuneration from the fund.
/5/Messrs. Callahan and Steuart each received $8,250 as members of the fund's Advisory Board. Both were elected Directors of the fund effective January 1, 1997. The remaining compensation shown reflects Director's fees.
/6/Mr. Bowsher, Mrs. Ortega and Mr. Singleton were elected to the Advisory Board on March 21, 1997 and, therefore, did not receive a full year of compensation.

OTHER OFFICERS
(WITH THEIR PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS)#
1101 VERMONT AVENUE, N.W., WASHINGTON, D.C. 20005.

HOWARD L. KITZMILLER   (Age: 67)
Senior Vice President, Secretary
and Assistant Treasurer
Washington Management Corporation,
Senior Vice President, Secretary,
Assistant Treasurer and Director

RALPH S. RICHARD   (Age: 78)
Vice President and Treasurer
Johnston, Lemon & Co. Incorporated,
Executive Vice President and Director

LOIS A. ERHARD   (Age: 45)
Vice President
Washington Management Corporation,
Vice President

MICHAEL W. STOCKTON   (Age: 30)
Assistant Vice President, Assistant Secretary and Assistant Treasurer Washington Management Corporation,
Assistant Vice President and Assistant Treasurer

# Positions within the organizations listed may have changed during this period.

All of the officers listed are officers of the Business Manager. Most of the Directors and officers are also officers and/or directors and/or trustees of one or more of the other funds for which Washington Management Corporation serves as Business Manager. All unaffiliated Directors receive from the fund $7,500 quarterly and an attendance fee of $2,000 for each board meeting attended. The chairman of a committee receives an attendance fee of $1,000 and committee members receive $700 for each committee meeting attended. No Director compensation is paid by the fund to any officer or Director who is a director, officer or employee of the Business Manager, the Investment Adviser or affiliated companies. Directors Emeritus receive from the fund $3,750 quarterly plus $500 per Board meeting attended.

     The Board of Directors has established an Advisory Board whose members are, in the judgment of the Directors, highly knowledgeable about political and economic matters. In addition to holding meetings with the Board of Directors, members of the Advisory Board, while not participating in specific investment decisions, consult from time to time with the Investment Adviser, primarily with respect to trade and business conditions. Members of the Advisory Board, however, possess no authority or responsibility with respect to the fund's investments or management. Members of the Advisory Board receive $2,000 semi-annually plus $1,000 per meeting attended.
     Directors and Advisory Board Members, but not Directors Emeritus, may elect, on a voluntary basis, to defer all or a portion of these fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain meeting-related expenses of the Directors, Directors Emeritus and Advisory Board members. For deferred compensation, see footnote 3 at page 7. As of May 31, 1997 the directors, officers and Advisory Board members, as a group, owned beneficially or of record less than 1% of the outstanding shares.
                                   MANAGEMENT
BUSINESS MANAGER - Since its inception, the fund has operated under a Business Management Agreement with Washington Management Corporation or its predecessors, 1101 Vermont Avenue, N.W., Washington, D.C. 20005.
The Business Manager provides all services required to carry on the fund's general administrative and corporate affairs. These services include all executive personnel, clerical staff, office space and equipment, arrangements for and supervision of all shareholder services, Federal and state regulatory compliance and responsibility for accounting and record keeping facilities. The Business Manager provides similar services to other mutual funds.
The fund pays all expenses not specifically assumed by the Business Manager, including, but not limited to, custodian, transfer and dividend disbursing agency fees and expenses; costs of the designing, printing, and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; expenses of shareholders' meetings; taxes; insurance; expenses of the issuance, sale (including stock certificates, registration and qualification expenses), or repurchase of shares of the fund; legal and auditing expenses; expenses pursuant to the fund's Plan of Distribution; fees and expense reimbursements paid to Directors and Advisory Board members; association dues; and costs of stationery and forms prepared exclusively for the fund.

The Business Manager has agreed to pay to the fund annually, immediately after the fiscal year end, the amount by which the total expenses of the fund for any particular fiscal year, except taxes and interest, exceed an amount equal to 1% of the average net assets of the fund for the year. No such reimbursement was necessary in fiscal 1997. The Business Manager receives a monthly fee, accrued daily, at the annual rate of 0.175% of the first $3 billion of the fund's net assets, 0.15% of net assets in excess of $3 billion but not exceeding $5 billion, 0.135% of net assets in excess of $5 billion but not exceeding $8 billion, 0.12% of net assets in excess of $8 billion but not exceeding $12 billion, 0.095% of nets assets in excess of $12 billion but not exceeding $21 billion and 0.075% of net assets in excess of $21 billion. During the fiscal years ended April 30, 1997, 1996 and 1995, the Business Manager's fees amounted to $28,014,000, $22,468,000 and $18,180,000, respectively.

INVESTMENT ADVISER -   The Investment Adviser, founded in 1931, maintains
research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Singapore, Hong Kong and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.
An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.
The Investment Adviser is responsible for more than $100 billion of stocks, bonds and money market instruments and serves over five million investors of all types throughout the world. These investors include privately owned businesses and large corporations, as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

The Investment Adviser manages the investment portfolio of the fund subject to the policies established by the Board of Directors and places orders for the fund's portfolio securities transactions. The Investment Adviser receives a monthly fee, accrued daily, at the annual rate of 0.225% of the first $3 billion of the fund's net assets, 0.21% of net assets in excess of $3 billion but not exceeding $8 billion, 0.20% of net assets in excess of $8 billion but not exceeding $21 billion and 0.195% of net assets in excess of $21 billion. During the fiscal years ended April 30, 1997, 1996 and 1995, the Investment Adviser's fees amounted to $49,383,000, $36,371,000, and $27,370,000, respectively.
BUSINESS MANAGEMENT AGREEMENT AND INVESTMENT ADVISORY AGREEMENT - The current Business Management Agreement and Investment Advisory Agreement, unless sooner terminated, will continue in effect until August 31, 1997 and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of directors who are not parties to the Agreements or interested persons (as defined in the 1940
Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements provide that the Investment Adviser and Business Manager have no liability to the fund for their acts or omissions in the performance of their obligations to the fund not involving willful misfeasance, bad faith, gross negligence or reckless disregard of their obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon sixty (60) days' written notice to the other party and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act).

PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. (the Principal Underwriter) is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 8000 IH-10 West, San Antonio, TX 78230, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240 and 5300 Robin Hood Road, Norfolk, VA 23513. The fund has adopted a Plan of Distribution (the
Plan), pursuant to rule 12b-1 under the 1940 Act (see "Principal Underwriter" in the prospectus). The Principal Underwriter receives amounts payable pursuant to the Plan (described below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of fund shares during the fiscal year ended April 30, 1997 amounted to $22,625,000 after allowance of $117,572,000 to dealers including $815,000 earned by Johnston, Lemon & Co. Incorporated on its retail sales of shares and the Distribution Plan of the fund. During the fiscal years ended April 30, 1996 and 1995, the Principal Underwriter retained $16,734,000 and $7,073,000, respectively.
As required by rule 12b-1, the Plan (together with the Principal Underwriting Agreement) has been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by the vote of a majority of the outstanding voting securities of the fund. The officers and Directors who are "interested persons" of the fund may be considered to have a direct or indirect financial interest in the operation of the Plan. Potential benefits of the Plan to the fund include improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of directors who are not "interested persons" of the fund are committed to the discretion of the directors who are not "interested persons" during the existence of the Plan. Expenses under the Plan are reviewed quarterly and the Plan must be considered for renewal annually by the Board of Directors.

Under the Plan the fund may expend up to 0.25% of its average net assets annually to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made. The following categories of expenses have been approved: service fees for qualified dealers; dealer commissions and wholesaler compensation on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a 401(k) plan with 200 or more eligible employees); expenses of the Principal Underwriter for providing shareholder services (including supporting those by dealers); and payments to wholesalers for
efforts to support shareholder services by dealers.   Only expenses incurred
during the preceding 12 months and accrued while the Plan is in effect are paid by the fund. During the fiscal year ended April 30, 1997, the fund paid or accrued $52,997,000 under the Plan, for compensation to dealers. As of April 30, 1997, distribution expenses accrued but unbilled amounted to $9,282,000.

The Glass-Steagal Act and other applicable laws, among other things, generally prohibit commercial banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the fund and alternate means of servicing such shareholders would be sought. In such event, changes in the operation of the fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer adverse financial consequences as a result of any of these occurrences.
In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to be registered as dealers pursuant to state law.
                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES
The fund intends to meet all the requirements and has elected the tax status of a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the Code). Under Subchapter M, if the fund distributes within specified times at least 90% of the sum of its investment company taxable investment income, it will be taxed only on the portion of the investment company taxable income which it retains.
To qualify as a regulated investment company, the fund must (a) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or other income derived with respect to its business of investing in such stock or securities; (b) derive less than 30% of its gross income from the sale or other disposition of stock or securities held for less than three months; and (c) diversify its holdings so that at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. Government securities and other securities which must be limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer.
Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain net income (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and capital gain net income of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. The fund intends, to the extent practicable, to meet these distribution requirements to minimize or avoid the excise tax liability.
The fund intends to distribute to shareholders all of its capital gain net income. If the net asset value of shares of the fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would to that extent be taxable to the shareholder even though it is a return of capital to that shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes. In particular, investors should consider the tax implications of purchasing shares just prior to a dividend or distribution record date. Those investors purchasing shares just prior to such a date will then receive a partial return of capital upon the dividend or distribution, which will nevertheless be taxable to them as an ordinary or capital gains dividend.
Corporate shareholders of the fund may be eligible for the dividends-received deduction on the dividends (excluding the net capital gains dividends) paid by the fund to the extent that the fund's income is derived from dividends (which, if received directly, would qualify for such deduction) received from domestic corporations. In order to quality for the dividends-received deduction, a corporate shareholder must hold the fund shares paying the dividends upon which the deduction is based for at least 46 days.
Dividends generally are taxable to shareholders at the time they are paid. However, dividends declared payable as of a date in October, November and December are deemed under the Code to have been received by the shareholder on December 31 of that calendar year and subject to income tax for that year even though the dividend is actually paid no later than the following January.
Under the Code, if, within 90 days after fund shares are purchased, such shares are redeemed and either reinstated in the same fund or exchanged for shares of any other fund in The American Funds Group and the otherwise applicable sales charge is waived, then the amount of the sales charge previously incurred in purchasing Fund shares shall not be taken into account for purposes of determining the amount of any gain or loss on the redemption, but will be treated as having been incurred in the purchase of the fund shares acquired in the reinstatement or exchange.
The tax status of a gain realized on a redemption will not be affected by exercise of the reinstatement privilege, but a loss may be nullified if you reinvest in the same fund within 30 days.
Under the Code, distributions of net investment income by the fund to a shareholder who, as to the U.S., is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the fund to a non-U.S. shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents or domestic corporations will apply. However, if the distribution is effectively connected with the conduct of the non-U.S. shareholder's trade or business within the U.S., the distribution would be included in the net income of the shareholder and subject to U.S. income tax at the applicable marginal rate. Distributions of capital gains not effectively connected with a U.S. trade or business are not subject to the withholding, but if the non-U.S. shareholder was an individual who was physically present in the U.S. during the tax year for more than 182 days and such shareholder is nonetheless treated as a nonresident alien, the distributions would be subject to a 30% tax.
As of the date of this statement of additional information, the maximum federal individual stated tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gain is 28%; and the maximum corporate tax applicable to ordinary income and net capital gain is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have income in excess of $100,000 for a taxable year will be required to pay an additional income tax liability of up to $11,700 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of tax of up to $100,000. Naturally, the amount of tax payable by an individual will be affected by a combination of tax law rules covering, E.G., deductions, credits, deferrals, exemptions, sources of income and other matters. Under the Code, an individual is entitled to establish an IRA each year (prior to the tax return filing deadline for that year) whereby earnings on investments are tax-deferred. In addition, in some cases, the IRA contribution itself may be deductible.
The foregoing is limited to a summary discussion of federal taxation and should not be viewed as a comprehensive discussion of all provisions of the Code relevant to investors. Dividends and capital gain distributions may also be subject to state or local taxes. Shareholders should consult their own tax advisers for additional details as to their particular tax situations.
                               PURCHASE OF SHARES

METHOD           INITIAL INVESTMENT          ADDITIONAL INVESTMENTS

                 See "Investment Minimums and   $50 minimum (except where a lower
                 Fund Numbers" for initial   minimum is noted under "Investment
                 investment minimums.        Minimums and Fund Numbers").

By contacting    Visit any investment dealer who is   Mail directly to your investment dealer's address
your investment   registered in the state where the   printed on your account statement.
dealer           purchase is made and who has a
                 sales agreement with American
                 Funds Distributors.

By mail          Make your check payable to the fund and mail to the address indicated on the account application.  Please indicate
an investment dealer on the account application.   Fill out the account additions form at the
                                             bottom of a recent account statement, make your check payable to the fund, write your account number on your check, and mail the check and form in the envelope provided with your account statement.

By telephone     Please contact your investment dealer to open account, then follow the procedures for additional investments.
Complete the "Investments by Phone"
                                             section on the account application or
                                             American FundsLink Authorization Form.
                                             Once you establish the privilege, you, your financial advisor or any person with your account information can call American FundsLineR and make investments by telephone (subject to conditions noted in "Shareholder
Account Services and Privileges -
                                             Telephone Redemptions and Exchanges" below).

By wire          Call 800/421-0180 to obtain   Your bank should wire your additional
                 your account number(s), if   investments in the same manner as
                 necessary.  Please indicate an   described under "Initial Investment."
                 investment dealer on the
                 account.  Instruct your bank to
                 wire funds to:
                 Wells Fargo Bank
                 155 Fifth Street
                 Sixth Floor
                 San Francisco, CA 94106
                 (ABA #121000248)
                 For credit to the account of:
                 American Funds Service
                 Company
                 a/c #4600-076178
                 (fund name)
                 (your fund acct. no.)

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER.



INVESTMENT MINIMUMS AND FUND NUMBERS - Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLineR (see description below):

FUND                                         MINIMUM                 FUND
                                             INITIAL                 NUMBER
                                             INVESTMENT

STOCK AND STOCK/BOND FUNDS

AMCAP FundR                                                          02
                                             $1,000

American Balanced FundR                                              11
                                             500

American Mutual FundR                                                03
                                             250

Capital Income BuilderR                                              12
                                             1,000

Capital World Growth and Income Fund$                                33
                                             1,000

EuroPacific Growth FundR                                             16
                                             250

Fundamental Investors$                                               10
                                             250

The Growth Fund of AmericaR                                          05
                                             1,000

The Income Fund of AmericaR                                          06
                                             1,000

The Investment Company of AmericaR                                   04
                                             250

The New Economy FundR                                                14
                                             1,000

New Perspective FundR                                                07
                                             250

SMALLCAP World FundR                                                 35
                                             1,000

Washington Mutual Investors Fund$                                    01
                                             250

BOND FUNDS

American High-Income Municipal Bond FundR                            40
                                             1,000

American High-Income Trust$                                          21
                                             1,000

The Bond Fund of America$                                            08
                                             1,000

Capital World Bond FundR                                             31
                                             1,000

Intermediate Bond Fund of America$                                   23
                                             1,000

Limited Term Tax-Exempt Bond Fund of America$                            43
                                             1,000

The Tax-Exempt Bond Fund of AmericaR                                 19
                                             1,000

The Tax-Exempt Fund of CaliforniaR*                                  20
                                             1,000

The Tax-Exempt Fund of MarylandR*                                    24
                                             1,000

The Tax-Exempt Fund of VirginiaR*                                    25
                                             1,000

U.S. Government Securities Fund$                                     22
                                             1,000

MONEY MARKET FUNDS

The Cash Management Trust of AmericaR                                09
                                             2,500

The Tax-Exempt Money Fund of America$                                39
                                             2,500

The U.S. Treasury Money Fund of America$                             49
                                             2,500

___________
*Available only in certain states.



For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts
(IRAs). Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).
SALES CHARGES- The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)

AMOUNT OF PURCHASE               SALES CHARGE AS                    DEALER
AT THE OFFERING PRICE            PERCENTAGE OF THE:                    CONCESSION
                                                                   AS PERCENTAGE
                                                                   OF THE
                                                                   OFFERING
                                                                   PRICE

                                 NET AMOUNT       OFFERING
                                 INVESTED         PRICE

STOCK AND STOCK/BOND FUNDS

Less than $50,000
                                 6.10%            5.75%            5.00%

$50,000 but less than $100,000
                                 4.71             4.50             3.75

BOND FUNDS

Less than $25,000
                                 4.99             4.75             4.00

$25,000 but less than $50,000
                                 4.71             4.50             3.75

$50,000 but less than $100,000
                                 4.17             4.00             3.25

STOCK, STOCK/BOND, AND BOND FUNDS

$100,000 but less than $250,000
                                 3.63             3.50             2.75

$250,000 but less than $500,000
                                 2.56             2.50             2.00

$500,000 but less than $1,000,000
                                 2.04             2.00             1.60

$1,000,000 or more              (see below)       none             none
DEALER COMMISSIONS -  Commissions of up to 1% will be paid to dealers who initiate and are responsible for
purchases of $1 million or more, for purchases by any
employer-sponsored 403(b) plan or purchases by any
defined contribution plan qualified under Section 401(a) of the
Internal Revenue Code including a "401(k)"
plan with 200 or more eligible employees, and for purchases made at net asset value by certain retirement
plans of organizations with collective retirement plan assets of
$50 million or more:  1.00% on amounts of $1
million to $2 million, 0.80% on amounts over $2 million to $3 million, 0.50% on amounts over $3 million to $50
million, 0.25% on amounts over $50 million to $100 million, and
0.15% on amounts over $100 million.  The
level of dealer commissions will be determined based on sales made over a 12-month period commencing
from the date of the first sale at net asset value.  For certain tax-exempt accounts open prior to September 1,
1969, sales charges and dealer commissions, as a percent of
offering price, are respectively 3% and 2.5%
(under $50,000); 2.5% and 2.0% ($50,000 but less than $100,000);
2.0% and 1.5% ($100,000 but less than
$250,000) and 1.5% and 1.25% ($250,000 but less than $1 million).



American Funds Distributors, at its expense (from a designated percentage of its income), will, during calendar year 1997, provide additional compensation to dealers. Currently these payments are limited to the top one hundred dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.
Any employer-sponsored 403(b) plan or defined contribution plan qualified under
Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees or any other purchaser investing at least $1 million in shares of the fund (or in combination with shares of other funds in The American Funds Group other than the money market funds) may purchase shares at net asset value; however, a contingent deferred sales charge of 1% is imposed on certain redemptions made within twelve months of the purchase. (See "Redeeming Shares--Contingent Deferred Sales Charge.") Investments by retirement plans, foundations or endowments with $50 million or more in assets may be made with no sales charge and are not subject to a contingent deferred sales charge.

Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.
NET ASSET VALUE PURCHASES - The stock, stock/bond and bond funds may sell shares at net asset value with no contingent deferred sales charge to: (1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons; (2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers; (3) companies exchanging securities with the fund through a merger, acquisition or exchange offer; (4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $50 million or more; (5) insurance company separate accounts; (6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.
STATEMENT OF INTENTION - The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $50,000 or more made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to utilize a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid within 45 days after written request by the Principal Underwriter or the securities dealer, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases. Existing holdings eligible for rights of accumulation (see the prospectus and account application) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.
In the case of purchase orders by the trustees of certain retirement plans by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.
Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.
AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), which may include purchases through employee benefit plan(s) such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above, or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the Investment Company Act of 1940, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.
PRICE OF SHARES - Purchases of shares are made at the offering price next determined after the purchase order is received by the fund or American Funds Service Company; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In case of orders sent directly to the fund or American Funds Service Company, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper are not always indicative of prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.
The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily at the close of regular trading (currently 4:00 p.m., New York Time) each day the New York Stock Exchange is open. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The net asset value per share is determined as follows:
1.Securities listed or traded on the New York Stock Exchange are valued at the last sale price or, if no sale, at the last-reported bid price. U.S. Treasury Bills with original or remaining maturities in excess of 60 days are valued at the mean of quoted bid and asked prices obtained from a major dealer in short-term securities. Other Treasury Bills with 60 days or less to maturity are amortized to maturity based on their cost to the fund if acquired within 60 days of maturity or, if already held by the fund on the 60th day, based on the value determined on the 61st day. Other securities are valued on the basis of last sale or bid prices in what is, in the opinion of the Investment Adviser, the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Where quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Directors. The fair value of all other assets is added to the value of securities to arrive at the total assets;
2.There are deducted from the total assets, thus determined, the liabilities, including accruals of taxes and other expense items; and
3. The net assets so obtained are then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.
         Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares (other than for the reinvestment of dividends or capital gain distributions) directly or indirectly or through a unit investment trust to any other investment company, person or entity, where, after the sale, such investment company, person, or entity would own beneficially directly, indirectly, or through a unit investment trust more than 3% of the outstanding shares of the fund without the consent of a majority of the Board of Directors.
                                REDEEMING SHARES

By writing to American Funds Service Company (at the appropriate address indicated under "Fund Organization and Management -
Principal Underwriter and Transfer Agent" in the    Send a letter of instruction specifying the name of the fund, the number of shares or dollar amount to be sold, your name and account number.  You should also enclose any share certificates you wish to redeem.  For redemptions over $50,000 and for certain redemptions of $50,000 or less (see below), your signature must be guaranteed by a bank, savings association, credit union, or
prospectus)               member firm of a domestic stock exchange or the National Association of Securities Dealers, Inc. that is an eligible guarantor institution.  You should verify with the institution that it is an eligible guarantor prior to signing.
Additional documentation may be required for redemption of shares held in corporate, partnership or fiduciary accounts.
Notarization by a Notary Public is not an
                          acceptable signature guarantee.

By contacting your investment dealer   If you redeem shares through your investment dealer, you may be charged for this service.
SHARES HELD FOR YOU IN YOUR INVESTMENT DEALER'S STREET NAME MUST BE REDEEMED THROUGH THE DEALER.

You may have a redemption   You may use this option, provided the account is registered in the name of an individual(s), a UGMA/UTMA custodian, or a non-retirement plan trust.  These redemptions may not exceed $50,000 per shareholder, per day account and the check must be made payable to the shareholder(s) of record and be sent to the address of record provided the address has been used with the account
check sent to you by using   for at least 10 days.  See "Fund Organization and Management - Principal Underwriter and Transfer
Agent" in the prospectus and "Exchange Privilege" below for the appropriate telephone or fax number.
American FundsLineR or by
telephoning, faxing, or
telegraphing American Funds Service Company (subject to the conditions noted in this section and in "Telephone Purchases, Sales and
Exchanges" in the prospectus)

In the case of the money   Upon request (use the account application for the money market funds) you may establish telephone redemption privileges (which will enable you to have a redemption sent to your bank account) and/or check writing privileges.  If you request check writing privileges, you will be provided with checks that you may use to draw against your account.  These checks may be made payable to
market funds, you may have   anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.
redemptions wired to your
bank by telephoning American Funds Service Company ($1,000 or more) or by writing a check ($250 or more)



A SIGNATURE GUARANTEE IS NOT CURRENTLY REQUIRED FOR ANY REDEMPTION OF $50,000 OR LESS PROVIDED THE REDEMPTION CHECK IS MADE PAYABLE TO THE REGISTERED SHAREHOLDER(S) AND IS MAILED TO THE ADDRESS OF RECORD, PROVIDED THE ADDRESS HAS BEEN USED WITH THE ACCOUNT FOR AT LEAST 10 DAYS.
CONTINGENT DEFERRED SALES CHARGE - A contingent deferred sales charge of 1% applies to certain redemptions made within twelve months of purchase on investments of $1 million or more and on any investment made with no initial sales charge by any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from qualified retirement plans and other employee benefit plans; for redemptions resulting from participant-directed switches among investment options within a participant-directed employer-sponsored retirement plan; for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 59$; for tax-free returns of excess contributions to IRAs; for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge; and for redemptions in connection with loans made by qualified retirement plans.
REDEMPTION OF SHARES - The Transfer Agent may redeem the shares of any shareholder if the shares owned by such shareholder through redemptions, market decline or otherwise, have a value of less than the minimum initial investment amount required of new shareholders, (determined, for this purpose only as the greater of the shareholder's cost or current net asset value of the shares, including any shares acquired through reinvestment of income dividends and capital gains distributions). Prior notice of at least 60 days will be given to a shareholder before the involuntary redemption provision is made effective with respect to the shareholder's account . The shareholder will have not less than 30 days from the date of such notice within which to bring the account up to the minimum determined as set forth above.
The Fund's Articles of Incorporation permit the Fund to direct the Transfer Agent to redeem the shares of any shareholder if the value of shares in the account is less than the minimum initial investment amount set forth in the Fund's current registration statement under the 1940 Act, subject to such further terms and conditions as the Board of Directors may adopt. Prior notice of at least 60 days will be given to a shareholder before the involuntary redemption provision is made effective with respect to the shareholder's account to provide the shareholder with an opportunity to bring the account up to the minimum.
                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES
AUTOMATIC INVESTMENT PLAN - The automatic investment plan enables shareholders to make regular investments monthly or quarterly in shares through automatic charges to their bank accounts. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the bank account for the amount specified ($50 minimum), which will be automatically invested in shares at the offering price on or about the dates you select. Bank accounts will be charged on the day or a few days before investments are credited, depending on the bank's capabilities, and shareholders will receive a confirmation statement at least quarterly. Participation in the plan will begin within 30 days after receipt of the account application. If the shareholder's bank account cannot be charged due to insufficient funds, a stop-payment order or closing of the account, the plan may be terminated and the related investment reversed. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.
AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, American Funds Service Company or your investment dealer.
CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - A shareholder in one fund may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that fund (the paying fund) into any other fund in The American Funds Group (the receiving fund) subject to the following conditions:
(i) the aggregate value of the shareholder's account(s) in the paying fund(s) must equal or exceed $5,000 (this condition is waived if the value of the account in the receiving fund equals or exceeds that fund's minimum initial investment requirement), (ii) as long as the value of the account in the receiving fund is below that fund's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving fund must be automatically reinvested in the receiving fund, and (iii) if this privilege is discontinued with respect to a particular receiving fund, the value of the account in that fund must equal or exceed the fund's minimum initial investment requirement or the fund shall have the right, if the shareholder fails to increase the value of the account to such minimum within 90 days after being notified of the deficiency, automatically to redeem the account and send the proceeds to the shareholder. These cross-reinvestments of dividends and capital gain distributions will be at net asset value (without sales charge). EXCHANGE PRIVILEGE - You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.
You may exchange shares by writing to American Funds Service Company (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLineR (see "American FundsLineR" below), or by telephoning 800/421-0180 toll-free, faxing (see "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing American Funds Service Company. (See "Telephone Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.
AUTOMATIC EXCHANGES - You may automatically exchange shares (in amounts of $50 or more) among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate. You must either meet the minimum initial investment requirement for the receiving fund OR the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.
AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the Fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.
ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from American Funds Service Company. Purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.
AMERICAN FUNDSLINER - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder, per day), or exchange shares around the clock with American FundsLineR. To use this service, call 800/325-3590 from a TouchTonet telephone. Redemptions and exchanges through American FundsLineR are subject to the conditions noted above and in "Telephone Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares--Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.
TELEPHONE REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLineR), fax or telegraph redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, the Fund's Business Manager and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may also reinstate them at any time by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.
                      EXECUTION OF PORTFOLIO TRANSACTIONS
Orders for the fund's portfolio securities transactions are placed by the Investment Adviser. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and promptness of executions. When circumstances relating to a proposed transaction indicate that a particular broker (either directly or through its correspondent clearing agent) is in a position to obtain the best price and execution, the order is placed with that broker. This may or may not be a broker who has provided investment research, statistical, or other related services to the Investment Adviser or has sold shares of the fund or other funds served by the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.

There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.

As of the end of the fund's most recent fiscal year, it held certain equity securities of some of its regular brokers and dealers or their parents that derive more than 15% of gross revenues from securities-related activities which included securities of The Chase Manhattan Bank and J.P. Morgan in the amounts of $361,238,000 and $257,744,000, respectively, at the year ended April 30, 1997.
Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the fiscal years ended April 30, 1997, 1996 and 1995 amounted to $14,511,000, $13,383,000 and $11,529,000, respectively.
During fiscal years 1997, 1996 and 1995 Johnston, Lemon & Co. Incorporated received no commissions for executing portfolio transactions for the fund. Johnston, Lemon & Co. Incorporated will not participate in commissions paid by the fund to other brokers or dealers and will not receive any reciprocal business, directly or indirectly, as a result of such commissions.

                              GENERAL INFORMATION
CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, 3 Metrotech Center, Brooklyn, NY 11245, as Custodian.
TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the record of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related
shareholder service functions.    American Funds Service Company was paid a fee
of $16,906,000 for the fiscal year ended April 30, 1997.
INDEPENDENT ACCOUNTANTS - Price Waterhouse LLP, 400 South Hope Street, Los Angeles, CA 90071, has served as the fund's independent accountants since its inception, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information, have been so included in reliance on the report of Price Waterhouse LLP given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent accountant is reviewed and determined annually by the Board of Directors.
REPORTS TO SHAREHOLDERS - The fund's fiscal year ends on April 30.
Shareholders are provided at least semi-annually with reports containing the financial statements, including the investment portfolio and other information. The fund's annual financial statements are audited by the fund's independent accountants, Price Waterhouse LLP.
PERSONAL INVESTING POLICY - Capital Research and Management Company and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute Guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; disclosure of personal holdings by certain investment personnel prior to recommendation for purchase for the fund; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.
The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
MAXIMUM OFFERING PRICE PER SHARE -- APRIL 30, 1997
 Net asset value and redemption price per share
(Net assets divided by shares outstanding) . . . . . . . . . . . $25.93
 Maximum offering price per share (100/94.25 of
    net asset value per share, which takes into
        account the fund's current maximum sales charge). . . . . $27.51

                             INVESTMENT RESULTS

The fund's yield is 2.35% based on a 30-day (or one month) period ended April 30, 1997, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2[( a-b/cd + 1)/6/ -1]
Where:a =  dividends and interest earned during the period.
      b =  expenses accrued for the period (net of reimbursements).
      c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
      d =  the maximum offering price per share on the last day of the period.

The fund's total return over the past year and average total returns for the five- and ten-year periods ending on April 30, 1997 was +15.39%, +15.40% and +12.93%, respectively. The average annual total return (T) is computed by equating the value at the end of the period (ERV) with a hypothetical initial investment of $1,000 (P) over a period of years (n) according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.
To calculate total return, an initial investment is divided by the offering price (which includes the sales charge) as of the first day of the period in order to determine the initial number of shares purchased. Subsequent dividends and capital gain distributions are reinvested at net asset value on the reinvestment date determined by the Board of Directors. The sum of the initial shares purchased and shares acquired through reinvestment is multiplied by the net asset value per share as of the end of the period in order to determine ending value. The difference between the ending value and the initial investment divided by the initial investment converted to a percentage equals total return. The resulting percentage indicates the positive or negative investment results that an investor would have experienced from reinvested dividends and capital gain distributions and changes in share price during the periods. Total return may be calculated for the one year, five year, ten year and for other periods: The average annual total return over periods greater than one year may also be computed by utilizing ending values as determined above.
The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above.

The following assumptions will be reflected in computations made in accordance with the formulas stated above: (1) deduction of the maximum sales charge of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund may provide lifetime average total return figures.
The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.
The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as The Dow Jones Average of 30 Industrial Stocks and The Standard & Poor's 500 Stock Composite Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. Total return for the unmanaged indices will be calculated assuming reinvestment if dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.
The fund may   refer to results compiled by organizations such as CDA
Investment Technologies, Ibbottson Associates, Lipper Analytical Services, Morningstar, Inc. and Wiesenberger Investment Companies Services and the U.S. Department of Commerce. Additionally, the Fund may, from time to time, refer to results published in various newspapers or periodicals, including Barron's, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.
The fund may from time to time compare its investment results with the following:
(1) Average of Savings Institutions deposits, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions and the Federal Reserve Board). Savings deposits offer a guaranteed rate of return on principal, but no opportunity for capital growth. The period shown may include periods during which the maximum rates paid on some savings deposits were fixed by law.
(2) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, shelter, and fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).
The fund may also from time to time illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.
EXPERIENCE OF THE INVESTMENT ADVISER - Capital Research and Management Company manages nine common stock funds that are at least 10 years old. In the rolling 10-year periods since January 1, 1967 (127 in all), those funds have had better total returns than the Standard & Poor's 500 Composite Stock Index in 91 of the 127 periods.
Note that past results are not an indication of future investment results. Also, the fund has different investment policies than some of the funds mentioned above. These results are included solely for the purpose of informing investors about the experience and history of Capital Research and Management Company.
The investment results set forth below were calculated as described in the fund's Prospectus. The fund's results will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses of the fund, so that any investment results reported by the fund should not be considered representative of what an investment in the fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing the fund's investment results with those published for other mutual funds, other investment vehicles and unmanaged indices. The fund's results also should be considered relative to the risks associated with the fund's investment objective and policies.
The investment results set forth below were calculated as described in the fund's prospectus.
                       WMIF VS. VARIOUS UNMANAGED INDICES

10-Year Periods   WMIF             DJIA/1/          S&P 500/2/       Average Savings
5/01 - 4/30                                                         Deposit/3/

1987-1997        +237%            +319%            +275%            +66%

1986-1996        +241             +333             +279             +70

1985-1995        +261             +385             +296             +76

1984-1994        +273             +355             +297             +86

1983-1993        +275             +312             +284             +97

1982-1992        +409             +498             +424             +109

1981-1991        +356             +351             +325             +120

1980-1990        +453             +418             +375             +125

1979-1989        +426             +360             +374             +125

1978-1988        +386             +302             +327             +125

1977-1987        +419             +319             +372             +125

1976-1986        +353             +207             +277             +123

1975-1985        +334             +162             +235             +120

1974-1984        +300             +140             +189             +114

1973-1983        +281             +127             +148             +108

1972-1982        +133             +49              +70              +98

1971-1981        +132             +72              +96              +88

1970-1980        +117             +77              +98              +80

1969-1979        +80              +40              +46              +76

1968-1978        +87              +40              +44              +72

1967-1977        +103             +54              +49              +70

1966-1976        +98              +58              +58              +67

1965-1975        +61              +30              +37              +64

1964-1974        +76              +48              +57              +61

1963-1973        +100             +83              +111             +58

1962-1972        +138             +105             +129             +55

1961-1971        +144             +98              +120             +53

1960-1970        +133             +73              +107             +50


/1/ The Dow Jones Average of 30 Industrial Stocks is comprised of 30 industrial companies such as General Motors and General Electric.
/2/ The Standard & Poor's 500 Composite Stock Index is comprised of industrial, transportation, public utilities and financial stocks and represents a large portion of the value of issues traded on the New York Stock Exchange. Selected issues traded on the American Stock Exchange are also included.
/3/ Based on figures supplied by the U.S. League of Savings Institutions and the Federal Reserve Board which reflect all kinds of savings deposits, including longer-term certificates. Savings deposits offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth. Maximum allowable rates were imposed by law during a part of this period.
           SEE THE DIFFERENCE TIME CAN MAKE IN AN INVESTMENT PROGRAM

If you had invested   Periods                             ...and taken all
$10,000 in the fund                                 distributions in shares,
this many years ago...                                your investment would
                                                   have been worth this
                                                 much at April 30, 1997



   Number of Years      5/1-4/30                              Value

1                     1996 - 1997             11,538

2                     1995 - 1997             15,048

3                     1994 - 1997             17,610

4                     1993 - 1997             18,058

5                     1992 - 1997             20,467

6                     1991 - 1997             23,377

7                     1990 - 1997             26,816

8                     1989 - 1997             28,567

9                     1988 - 1997             35,043

10                    1987 - 1997             33,739

11                    1986 - 1997             41,742

12                    1985 - 1997             57,579

13                    1984 - 1997             69,686

14                    1983 - 1997             71,884

15                    1982 - 1997             110,401

16                    1981 - 1997             113,067

17                    1980 - 1997             157,326

18                    1979 - 1997             159,527

19                    1978 - 1997             180,655

20                    1977 - 1997             185,669

21                    1976 - 1997             200,518

22                    1975 - 1997             265,083

23                    1974 - 1997             295,810

24                    1973 - 1997             290,874

25                    1972 - 1997             272,756

26                    1971 - 1997             278,633

27                    1970 - 1997             361,624

28                    1969 - 1997             304,611

29                    1968 - 1997             358,502

30                    1967 - 1997             399,209


ILLUSTRATION OF A $10,000 INVESTMENT IN WMIF WITH
DIVIDENDS REINVESTED AND CAPITAL GAIN DISTRIBUTIONS TAKEN IN SHARES (For the lifetime of the fund July 31, 1952 through April 30,1997)

                               COST OF SHARES                                                                                  VALUE
OF SHARES

 Fiscal    Annual       Total                             From             From                  From            Total
Year End   Dividends    Dividends      Investment         Initial          Capital Gains         Dividends        Value
 4/30                     (cumulative)       Cost           Investment       Reinvested            Reinvested



1953*              $      170   $       170    $     10,170       $   9,161        ----                  $    169        $  9,330


1954       450          620            10,620             10,781           ----                  713             11,494

1955       542          1,162          11,162             14,732           ----                  1,556           16,288

1956       654          1,816          11,816             17,447           $   613               2,505           20,565

1957       756          2,572          12,572             17,145           1,553                 3,179           21,877

1958       825          3,397          13,397             15,056           2,339                 3,660           21,055

1959       885          4,282          14,282             21,119           3,915                 6,037           31,071

1960       947          5,229          15,229             18,644           4,411                 5,986           29,041

1961       1,097        6,326          16,326             21,113           6,918                 8,136           36,167

1962       1,145        7,471          17,471             20,880           7,903                 8,871           37,654

1963       1,279        8,750          18,750             21,292           10,289                10,697          42,278

1964       1,368        10,118         20,118             22,614           11,980                12,515          47,109

1965       1,463        11,581         21,581             25,782           15,757                15,951          57,490

1966       1,648        13,229         23,229             26,237           17,691                17,675          61,603

1967       1,906        15,135         25,135             25,833           19,766                19,671          65,270

1968       2,231        17,366         27,366             28,313           21,945                22,434          72,692

1969       2,626        19,992         29,992             31,708           27,163                26,705          85,576

1970       2,874        22,866         32,866             23,523           24,878                23,202          71,603

1971       3,193        26,059         36,059             26,927           33,989                32,471          93,387

1972       3,456        29,515         39,515             27,419           33,511                34,591          95,521

1973       3,671               33,186   43,186             23,933           31,776                33,813          89,522

1974       3,907        37,093         47,093             21,893           31,023                35,040          87,956

1975       4,829        41,922         51,922             22,959           33,179                42,177          98,315

1976       5,498        47,420         57,420             30,739           41,142                58,068          129,949

1977       6,171        53,591         63,591             31,274           44,673                64,401          140,348

1978       6,849        60,440         70,440             29,078           46,414                68,847          144,339

1979       7,785        68,225         78,225             33,575           50,187                79,313          163,075

1980       9,167        77,392         87,392             34,433           50,777                80,637          165,847

1981       14,603             91,995   101,995            28,652           86,269                115,502         230,423

1982       13,326       105,321        115,321            26,352           90,133                119,283         235,768

1983       15,516       120,837        130,837            36,494           142,811               182,987         362,292

1984       17,526       138,363        148,363            32,460           162,054               178,994         373,508

1985       20,783       159,146        169,146            34,910           204,484               213,103         452,497

1986       24,381       183,527        193,527            44,373           281,961               297,433         623,767

1987       28,229       211,756        221,756            50,179           356,068               365,700         771,947

1988       30,815       242,571        252,571            44,826           341,861               356,167         742,854

1989       27,837       270,408        280,408            53,157           405,403               453,047         911,607

1990       41,689       312,097        322,097            51,838           438,105               481,106         971,049

1991       44,572       356,669        366,669            56,626           482,927               574,191         1,113,744

1992       42,318       398,987        408,987            61,150           546,304               664,916         1,272,370

1993       44,627       443,614        453,614            66,315           607,607               768,464         1,442,386

1994       46,718       490,332        500,332            64,505           622,162               792,442         1,479,109

1995       55,058       545,390        555,390            71,140           726,340               933,211         1,730,691

1996       58,187       603,577        613,577            85,844           982,808               1,188,237       2,256,889

1997       62,763       666,340        676,340            97,757           1,245,507             1,419,762       2,763,026



  The dollar amount of capital gain distributions from inception was $621,556 /*/From July 31, 1952, the date the fund commenced operation.
              THE BENEFITS OF SYSTEMATIC INVESTING IN WMIF.......

An initial investment of $1,000 in WMIF on May 1 would have grown to these amounts over the past 10, 20, 30 and 40 years:



10 Years         20 Years       30 Years       40 Years
(5/1/87-4/30/97)   (5/1/77 - 4/30/97)   (5/1/67 - 4/30/97)   (5/1/57-4/30/97)



$3,374           $18,567        $39,921        $119,307



$1,000 invested in WMIF followed by annual $500 investments (all investments made on May 1) would have grown to these amounts over the past 10, 20, 30 and 40 years:



10 Years         20 Years       30 Years       40 Years
(5/1/87 - 4/30/97)   (5/1/77 - 4/30/97)   (5/1/67 - 4/30/97)   (5/1/57-4/30/97)



$13,193          $78,174        $240,451       $661,774



$2,000 invested in WMIF on May 1 of each year would have grown to these amounts over the past 10, 20, 30 and 40 years:



10 Years         20 Years       30 Years       40 Years
(5/1/87-4/30/97)   (5/1/77 - 4/30/97)   (5/1/67 - 4/30/97)   (5/1/57-4/30/97)



$46,024          $276,485       $884,263       $2,418,390




Washington Mutual Investors Fund
Investment Portfolio
April 30, 1997                                             Market Percent
                                                            Value  of Net
Common Stocks                                  Shares       (000)  Assets

Energy
Energy Sources (11.11%)
Amoco Corp.                                  7,450,000   $623,006    2.21  %
Atlantic Richfield Co.                       6,510,000    886,174    3.15
Chevron Corp.                                5,700,000    390,450    1.39
Exxon Corp.                                  4,800,000    271,800     .97
Kerr-McGee Corp.                             2,300,000    138,862     .49
Mobil Corp.                                    475,000     61,750     .22
Texaco Inc.                                  6,175,000    651,463    2.31
Unocal Corp.                                 2,740,100    104,466     .37
                                                      ----------- -------
                                                       3,127,971   11.11
                                                      ----------- -------
Utilities: Electric & Gas (8.31%)
American Electric Power Company, Inc.        3,750,000    151,875     .54
Atlantic Energy, Inc.                        1,650,000     26,606     .09
Baltimore Gas and Electric Co.               2,000,000     51,000     .18
Brooklyn Union Gas Co.                         900,000     24,638     .09
Carolina Power & Light Co.                   3,500,000    119,000     .42
Central and South West Corp.                 2,650,000     53,331     .19
CINergy Corp.                                  700,000     23,275     .08
Consolidated Edison Co. of
 New York, Inc.                              6,000,000    166,500     .59
Consolidated Natural Gas Co.                 2,100,000    105,787     .37
Dominion Resources, Inc.                       595,000     20,453     .07
DTE Energy Co.                               3,465,000     92,689     .33
Duke Power Co.                               4,150,000    182,081     .65
Edison International                         6,347,000    133,287     .47
Florida Progress Corp.                       4,835,800    148,701     .53
FPL Group, Inc.                              1,300,000     58,012     .21
Houston Industries Inc.                      5,480,000    109,600     .39
Northeast Utilities                          4,555,000     37,579     .13
OGE Energy Corp.                               400,000     16,600     .06
PanEnergy Corp.                              2,769,400    122,546     .43
PECO Energy Co.                              4,000,000     79,000     .28
PG&E Corp.                                   3,950,000     94,800     .34
PP & L Resources, Inc.                       4,700,000     92,237     .33
Public Service Enterprise Group Inc.         3,820,000     92,158     .33
Puget Sound Power & Light Co.                1,000,000     24,500     .09
Southern Co.                                 8,000,000    163,000     .58
Union Electric Co.                           3,900,000    138,938     .49
Wisconsin Energy Corp.                         550,000     13,750     .05
                                                      ----------- -------
                                                       2,341,943    8.31
                                                      ----------- -------
Total Energy                                           5,469,914   19.42
                                                      ----------- -------
Materials
Building Materials & Components (.02%)
Masco Corp.                                    150,000      5,662     .02
                                                      ----------- -------
Chemicals (3.93%)
E.I. du Pont de Nemours and Co.              7,142,500    757,998    2.69
Monsanto Co.                                 3,050,000    130,388     .46
PPG Industries, Inc.                         2,350,000    127,781     .46
Sherwin-Williams Co.                         3,000,000     90,750     .32
                                                      ----------- -------
                                                       1,106,917    3.93
                                                      ----------- -------
Forest Products & Paper (2.47%)
International Paper Co.                     10,450,000    441,513    1.57
Louisiana-Pacific Corp.                      5,380,000    100,202     .35
Westvaco Corp.                               5,501,350    154,038     .55
                                                      ----------- -------
                                                         695,753    2.47
                                                      ----------- -------
Metals: Nonferrous (.23%)
Phelps Dodge Corp.                             850,000     65,237     .23
                                                      ----------- -------
Total Materials                                        1,873,569    6.65
                                                      ----------- -------
Capital Equipment
Aerospace & Military Technology (1.24%)
Boeing Co.                                     585,820     57,776     .20
Raytheon Co.                                 4,750,000    207,219     .74
United Technologies Corp.                    1,100,000     83,188     .30
                                                      ----------- -------
                                                         348,183    1.24
                                                      ----------- -------
Data Processing & Reproduction (.93%)
Xerox Corp.                                  4,240,000    260,760     .93
                                                      ----------- -------
Electrical & Electronics (.70%)
Emerson Electric Co.                         1,700,000     86,275     .31
General Electric Co.                         1,000,000    110,875     .39
                                                      ----------- -------
                                                         197,150     .70
                                                      ----------- -------
Electronic Components (.16%)
Thomas & Betts Corp.                         1,020,000     46,282     .16
                                                      ----------- -------
Energy Equipment (.18%)
Dresser Industries, Inc.                     1,700,000     50,788     .18
                                                      ----------- -------
Industrial Components (3.12%)
Dana Corp.                                   3,150,000    100,406     .35
Eaton Corp.                                  2,100,000    157,238     .56
Echlin Inc.                                  3,000,000     97,875     .35
Genuine Parts Co.                            5,587,500    180,895     .64
Goodyear Tire & Rubber Co.                   2,200,000    115,775     .41
Rockwell International Corp.                 1,235,000     82,128     .29
TRW Inc.                                     2,800,000    145,950     .52
                                                      ----------- -------
                                                         880,267    3.12
                                                      ----------- -------
Machinery & Engineering (.87%)
Caterpillar Inc.                             1,816,100    161,633     .57
Ingersoll-Rand Co.                             675,000     33,159     .12
Parker Hannifin Corp.                        1,000,000     49,750     .18
                                                      ----------- -------
                                                         244,542     .87
                                                      ----------- -------
Total Capital Equipment                                2,027,972    7.20
                                                      ----------- -------
Consumer Goods
Appliances & Household Durables (.08%)
Maytag Corp.                                 1,000,000     22,875     .08
                                                      ----------- -------
Beverages (.90%)
PepsiCo, Inc.                                7,257,100    253,092     .90
                                                      ----------- -------
Food & Household Products (3.21%)
Colgate-Palmolive Co.                          800,000     88,800     .32
CPC International Inc.                       2,120,200    175,181     .62
General Mills, Inc.                          5,115,600    317,167    1.13
Kellogg Co.                                  2,207,700    153,987     .55
Procter & Gamble Co.                           750,000     94,313     .33
Sara Lee Corp.                               1,750,000     73,500     .26
                                                      ----------- -------
                                                         902,948    3.21
                                                      ----------- -------
Health & Personal Care (11.87%)
American Home Products Corp.                 7,600,000    503,500    1.79
Bristol-Myers Squibb Co.                     4,450,000    291,475    1.03
Johnson & Johnson                            1,000,000     61,250     .22
Kimberly-Clark Corp.                         4,440,000    227,550     .81
Eli Lilly and Co.                            6,002,300    527,452    1.87
McKesson Corp.                                 375,000     27,141     .10
Merck & Co., Inc.                            4,700,000    425,350    1.51
Pfizer Inc                                   2,001,600    192,154     .68
Pharmacia & Upjohn, Inc.                     6,339,500    187,808     .67
Schering-Plough Corp.                        2,750,000    220,000     .78
Tambrands Inc.                               1,067,800     50,186     .18
Warner-Lambert Co.                           6,414,200    628,591    2.23
                                                      ----------- -------
                                                       3,342,457   11.87
                                                      ----------- -------
Recreation & Other Consumer
 Products (.15%)
Eastman Kodak Co.                              500,000     41,750     .15
                                                      ----------- -------
Textiles & Apparel (.15%)
VF Corp.                                       600,000     43,275     .15
                                                      ----------- -------
Total Consumer Goods                                   4,606,397   16.36
                                                      ----------- -------
Services
Broadcasting & Publishing (.37%)
Dow Jones & Co., Inc.                          602,500     24,401     .09
Gannett Co., Inc.                              900,000     78,525     .28
                                                      ----------- -------
                                                         102,926     .37
                                                      ----------- -------
Business & Public Services (3.65%)
Browning-Ferris Industries, Inc.             8,880,000    251,970     .89
Cognizant Corp.                              5,356,100    174,743     .62
Deluxe Corp.                                   600,000     18,375     .07
Dun & Bradstreet Corp.                       6,938,300    170,856     .61
Pitney Bowes Inc.                            2,600,000    166,400     .59
WMX Technologies, Inc.                       8,306,200    243,994     .87
                                                      ----------- -------
                                                       1,026,338    3.65
                                                      ----------- -------
Merchandising (3.81%)
Albertson's, Inc.                            5,465,000    180,345     .64
J.C. Penney Co., Inc.                       10,242,900    489,098    1.74
Walgreen Co.                                   880,100     40,485     .14
Wal-Mart Stores, Inc.                       12,900,000    364,425    1.29
                                                      ----------- -------
                                                       1,074,353    3.81
                                                      ----------- -------
Telecommunications (8.59%)
Ameritech Corp.                             11,212,300    685,352    2.43
AT&T Corp.                                  20,250,000    678,375    2.41
Bell Atlantic Corp.                          1,472,100     99,735     .35
GTE Corp.                                    2,000,000     91,750     .33
SBC Communications Inc.                      3,707,175    205,748     .73
Sprint Corp.                                 1,200,000     52,650     .19
U S WEST Communications Group               17,270,000    606,609    2.15
                                                      ----------- -------
                                                       2,420,219    8.59
                                                      ----------- -------
Transportation: Rail (2.00%)
CSX Corp.                                    1,100,000     51,288     .18
Norfolk Southern Corp.                       2,520,000    226,485     .81
Union Pacific Corp.                          4,470,200    284,975    1.01
                                                      ----------- -------
                                                         562,748    2.00
                                                      ----------- -------
Total Services                                         5,186,584   18.42
                                                      ----------- -------
Finance
Banking (15.23%)
Banc One Corp.                               3,330,100    141,113     .50
Bank of New York Co., Inc.                  13,800,000    545,100    1.94
BankAmerica Corp.                            2,275,000    265,891     .94
Bankers Trust New York Corp.                 1,940,000    157,868     .56
Barnett Banks, Inc.                          1,850,000     90,419     .32
Chase Manhattan Corp.                        3,900,000    361,238    1.28
Comerica Inc.                                  546,200     31,953     .11
CoreStates Financial Corp                    6,050,000    306,281    1.09
First Chicago NBD Corp.                      5,300,000    298,125    1.06
First Union Corp.                            2,575,000    216,300     .77
Fleet Financial Group, Inc.                  6,717,400    409,761    1.45
KeyCorp                                      2,000,000    104,250     .37
J.P. Morgan & Co. Inc.                       2,530,000    257,744     .92
National City Corp.                          2,350,000    114,562     .41
NationsBank Corp.                            5,700,000    344,137    1.22
Norwest Corp.                                4,000,000    199,500     .71
PNC Bank Corp.                               4,400,000    180,950     .64
Signet Banking Corp.                         1,400,000     43,225     .15
SunTrust Banks, Inc.                         2,000,000    101,500     .36
Wachovia Corp.                               2,053,700    120,141     .43
                                                      ----------- -------
                                                       4,290,058   15.23
                                                      ----------- -------
Financial Services (3.70%)
American Express Co.                         3,300,000    217,388     .77
Beneficial Corp.                             2,548,180    163,084     .58
Federal National Mortgage Assn.              7,300,000    300,212    1.07
Household International, Inc.                4,103,300    361,090    1.28
                                                      ----------- -------
                                                       1,041,774    3.70
                                                      ----------- -------
Insurance (6.20%)
Aetna Inc.                                   2,400,000    218,700     .78
Allstate Corp.                               5,400,000    353,700    1.25
American General Corp.                       5,400,000    235,575     .84
CIGNA Corp.                                  1,050,000    157,894     .56
General Re Corp.                             1,905,000    318,611    1.13
Lincoln National Corp.                       2,600,000    145,600     .52
Marsh & McLennan Companies, Inc.             1,100,000    132,550     .47
St. Paul Companies, Inc.                     2,725,000    182,575     .65
                                                      ----------- -------
                                                       1,745,205    6.20
                                                      ----------- -------
Total Finance                                          7,077,037   25.13
                                                      ----------- -------
Multi-Industry
Multi-Industry (.56%)
AlliedSignal Inc.                            1,075,000     77,669     .28
Minnesota Mining and Manufacturing Co.         500,000     43,500     .15
Whitman Corp.                                1,625,000     37,578     .13
                                                      ----------- -------
Total Multi-Industry                                     158,747     .56
                                                      ----------- -------

Miscellaneous
Common stocks in initial period of
acquisition                                               738,790    2.62
                                                      ----------- -------
TOTAL INVESTMENT SECURITIES
 (cost: $18,455,562,000)                              27,139,010   96.36
Excess of United States Treasury bills,
 cash, and receivables over payables                    1,025,986    3.64
                                                      ----------- -------
NET ASSETS                                            $28,164,996 100.00   %
                                                      =========== =======

See Notes to Financial Statements


Washington Mutual Investors Fund
Financial Statements
Statement of Assets and Liabilities
April 30, 1997
(dollars in thousands)
Assets:
Investment securities at market
  (cost: $18,455,562)                                 $27,139,010
United States Treasury bills
  (cost: $1,000,298)                                    1,000,364
Cash                                                          106
Receivables for--
  Sales of investments                      $281,244
  Sales of Fund's shares                      48,675
  Dividends and interest                      58,279      388,198
                                        ------------ ------------
                                                       28,527,678
Liabilities:
Payables for--
  Purchases of investments                   327,084
  Repurchases of Fund's shares                17,288
  Management services                          6,980
  Accrued expenses                            11,330      362,682
                                        ------------ ------------
Net Assets at April 30, 1997
Equivalent to $25.93 per share on
1,086,206,095 shares of $1 par value
capital stock outstanding (authorized
capital stock -- 2,000,000,000 shares)                $28,164,996
                                                     ============



Statement of Operations
for the year ended April 30, 1997
(dollars in thousands)
Investment Income:
Income:
  Dividends                               $  721,101
  Interest                                    51,652   $  772,753
                                        ------------
Expenses:
  Investment management fee                   49,383
  Business management fee                     28,014
  Distribution expenses                       52,997
  Transfer agent fee                          16,906
  Reports to shareholders                        790
  Registration statement and prospectus        1,857
  Postage, stationery and supplies             3,837
  Directors' and Advisory Board fees             478
  Auditing and legal fees                        124
  Custodian fee                                  297
  Other expenses                                 180      154,863
                                        ------------ ------------
Net investment income                                     617,890
                                                     ------------

Realized Gain and Unrealized
  Appreciation on Investments:
Net realized gain                                       1,465,728
Net unrealized appreciation:
  Beginning of year                        5,887,714
  End of year                              8,683,514
                                        ------------
    Net change in unrealized
      appreciation                                      2,795,800
                                                     ------------
  Net realized gain and change in
    unrealized appreciation                             4,261,528
                                                     ------------
Net Increase in Net Assets
  Resulting from Operations                            $4,879,418
                                                     ============



Statement of Changes in Net Assets
(dollars in thousands)

                                          Year Ended     April 30
                                                 1997         1996
                                        ------------ ------------
Operations:
Net investment income                    $   617,890  $   522,254
Net realized gain on investments           1,465,728    1,227,501
Net change in unrealized
  appreciation on investments              2,795,800    2,757,898
                                        ------------ ------------
  Net Increase in Net Assets
    Resulting from Operations              4,879,418    4,507,653
                                        ------------ ------------
Dividends and Distributions Paid to
  Shareholders:
Dividends from net investment income        (607,336)    (503,739)
Distributions from net realized gain
  on investments                          (1,174,688)    (879,840)
                                        ------------ ------------
  Total Dividends and Distributions       (1,782,024)  (1,383,579)
                                        ------------ ------------

Capital Share Transactions:
Proceeds from shares sold:
  215,746,819 and 172,566,749
  shares, respectively                     5,311,956    3,741,201
Proceeds from shares issued in
  reinvestment of net investment income
  dividends and distributions of net
  realized gain on investments:
  67,871,052 and 61,317,672 shares,
  respectively                             1,671,650    1,323,273
Cost of shares repurchased:
  105,990,667 and 89,667,381
  shares, respectively                    (2,605,406)  (1,924,927)
                                        ------------ ------------
  Net Increase in Net Assets Resulting
    from Capital Share Transactions        4,378,200    3,139,547
                                        ------------ ------------
Total Increase in Net Assets               7,475,594    6,263,621

Net Assets:
Beginning of year                         20,689,402   14,425,781
                                        ------------ ------------
End of year (including undistributed
  net investment income: $82,498 and
  $71,944, respectively)                 $28,164,996  $20,689,402
                                        ============ ============

See Notes to Financial Statements

Notes to Financial Statements
1. Washington Mutual Investors Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund's investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common
stock investing.   The following paragraphs summarize the significant
accounting policies consistently followed by the Fund in the preparation of its financial statements:
   Investment securities are stated at market value based upon closing sales prices reported on a national securities exchange on the day of valuation or, for listed securities having no sales reported, upon last-reported bid prices on that date. Treasury bills with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices obtained from a major dealer in short-term securities. Treasury bills with 60 days or less to maturity are valued at amortized cost, which approximates market value.

  As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend and interest income is reported on the accrual basis. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
  Pursuant to the custodian agreement, the Fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $297,000 included $22,000 that was paid by these credits rather than in cash.
2. It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

  As of April 30, 1997, net unrealized appreciation on investments for book and federal income tax purposes aggregated $8,683,514,000, of which $9,009,917,000 related to appreciated securities and $326,403,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the year ended April 30, 1997. The cost of portfolio securities for book and federal income tax purposes was $19,455,860,000 at April 30, 1997.

3. Officers of the Fund received no remuneration from the Fund in such capacities. Their remuneration was paid by Washington Management Corporation
(WMC), a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated. WMC, business manager of the Fund, was paid a fee of $28,014,000 for business management services. The business management agreement provides for monthly fees, accrued daily, based on an annual rate of 0.175% of the first $3 billion of net assets; 0.15% of such assets in excess of $3 billion but not exceeding $5 billion; 0.135% of such assets in excess of $5 billion but not exceeding $8 billion; 0.12% of such assets in excess of $8 billion but not exceeding $12 billion; 0.095% of such assets in excess of $12 billion but not exceeding $21 billion, and 0.075% of such assets in excess of $21 billion. Under this agreement all expenses chargeable to the Fund, including compensation to the business manager, shall not exceed 1% of the average net assets of the Fund on an annual basis. Johnston, Lemon & Co. Incorporated, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated, has informed the Fund that it has earned $815,366 on its retail sales of shares and under the distribution plan of the Fund but received no net brokerage commissions resulting from purchases and sales of securities for the investment account of the Fund. All officers of the Fund and five of its directors are affiliated with The Johnston-Lemon Group, Incorporated. Capital Research and Management Company, investment manager of the Fund, was paid a fee of $49,383,000 for investment management services. The investment advisory agreement provides for monthly fees, accrued daily, based on an annual rate of 0.225% of the first $3 billion of net assets; 0.21% of such assets in excess of $3 billion but not exceeding $8 billion; 0.20% of such assets in excess of $8 billion but not exceeding $21 billion; and 0.195% of such assets in excess of $21 billion.
  Pursuant to a Plan of Distribution, the Fund may expend up to 0.25% of its average net assets annually for any activities primarily intended to result in sales of Fund shares, provided the categories of expenses for which reimbursement is made are approved by the Fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts and reimbursements to American Funds Distributors, Inc. (AFD), the principal underwriter of the Fund's shares, for its activities and expenses related to the sales of Fund shares or servicing of shareholder accounts. During the year ended April 30, 1997, distribution expenses under the Plan were $52,997,000 including accrued expenses of $9,282,000.
  American Funds Service Company, the transfer agent for the Fund, was paid a fee of $16,906,000. AFD has informed the Fund that it has received $22,625,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the Fund's shares. Such sales charges are not an expense of the Fund and, hence, are not reflected in the accompanying Statement of Operations.
  Directors and Advisory Board members of the Fund who are unaffiliated with WMC may elect to defer part or all of the fees earned for such services. Amounts deferred are not funded and are general unsecured liabilities of the Fund. As of April 30, 1997, aggregate amounts deferred and earnings thereon were $215,000.
4. As of April 30, 1997, accumulated undistributed net realized gain on investments was $947,123,000 and additional paid-in capital was $17,365,655,000.
  The Fund made purchases and sales of investment securities, excluding short-term securities, of $7,778,144,000 and $4,733,698,000, respectively, during the year ended April 30, 1997.
  The fund owns 5.4% of the outstanding voting securities of Westvaco Corp. and thus is considered an affiliate as defined in the Investment Company Act of 1940.

Per-Share
Data and Ratios




                                            Year en ded Apr   il 30
                                        1997    1996   1995    1994    1993

Net Asset Value,
  Beginning of Year                  $   22. $18.87  $17.11  $17.59  $16.22
                                    ------- ------- ------- ------- -------
Income from Investment
  Operations:
  Net investment income                 .62     .63     .63     .59     .56
  Net realized and
    unrealized gain (loss)
    on investments                     4.36    4.98    2.16    (.12)   1.55
                                    ------- ------- ------- ------- -------
    Total income from
      investment operations            4.98    5.61    2.79     .47    2.11
                                    ------- ------- ------- ------- -------
Less Distributions:
  Dividends from net
    investment income                  (.62)   (.62)   (.62)   (.56)   (.56)
  Distributions from net
    realized gains                    (1.20)  (1.09)   (.41)   (.39)   (.18)
                                    ------- ------- ------- ------- -------
    Total distributions               (1.82)  (1.71)  (1.03)   (.95)   (.74)
                                    ------- ------- ------- ------- -------
Net Asset Value,
  End of Year                        $25.93  $22.77  $18.87  $17.11  $17.59
                                    ======= ======= ======= ======= =======

Total Return/1/                      22.43%  30.40%  17.01%   2.55%   13.36%


Ratios/Supplemental Data:
  Net assets, end of
    year (in millions)              $28,165 $20,689 $14,426 $12,405 $11,306
  Ratio of expenses to
    average net assets                 .64%     .66%    .69%    .69%    .70%
  Ratio of net income to
    average net assets                2.56%    2.98%   3.57%   3.29%   3.33%
  Average commissions paid/2/         5.29c   6.24c   6.87c   6.85c   7.49c
  Portfolio turnover rate            20.41%     23.4    25.4    23.8    18.6

  /1/Excludes maximum
  sales charge of 5.75%
  of the Fund's offering price.
  Total Return figure
  for 1993 has been revised.
  Previously shown for
  that year was 13.38%.

 /2/Brokerage commissions
  paid on portfolio
  transactions increase the
  cost of securities
  purchased or reduce the
  proceeds of securities sold,
  and are not separately reflected in the
  Fund's statement of
  operations. Shares traded
  on a principal basis are
  excluded.


Report of Independent Accountants
To the Board of Directors and Shareholders of Washington Mutual Investors Fund, Inc.
In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of Washington Mutual Investors Fund, Inc. (the "Fund") at April 30, 1997, the results of its operations, the changes in its net assets and the per-share data and ratios for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.
Los Angeles, California
May 30, 1997
Tax Information
(Unaudited)
During the fiscal year ended April 30, 1997, 100% of the dividends paid by the Fund from net investment income earned qualified for the corporate dividends-received deduction. Six percent of such dividends paid by the Fund represent interest on direct U.S. Treasury obligations. This information is given to meet certain requirements of the Internal Revenue Code.

                            PART C

OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(A) FINANCIAL STATEMENTS:
 Included in Prospectus - Part A
  Financial Highlights
 Included in Statement of Additional Information - Part B
    Investment Portfolio
  Statement of Assets and Liabilities
  Statement of Operations
  Statement of Changes in Net Assets
Notes to Financial Statements
Per-Share Data and Ratios
Report of Independent Auditors

(B) EXHIBITS:
  1. On file (see SEC files nos. 811-604 and 2-11051)
  2. On file (see SEC files nos. 811-604 and 2-11051)
  3. None
  4. On file (see SEC files nos. 811-604 and 2-11051)
  5. On file (see SEC files nos. 811-604 and 2-11051)
  6. On file (see SEC files nos. 811-604 and 2-11051)
  7. None
  8. On file (see SEC files nos. 811-604 and 2-11051)
  9. On file (see SEC files nos. 811-604 and 2-11051)
 10. Not applicable to this filing.
 11. Consent of Independent Accountants
 12. None
 13. None
 14. On file (see SEC files nos. 811-604 and 2-11051)
 15. On file (see SEC files nos. 811-604 and 2-11051)
 16. On file (see SEC files nos. 811-604 and 2-11051)
 17.  Financial Data Schedule  (EDGAR)

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
 None
ITEM 26. NUMBER OF HOLDERS OF SECURITIES.
 As of April 30, 1997

                      Number of

Title of Class        Record-Holders

Common Stock          1,251,721

($1.00 par value)



ITEM 27. INDEMNIFICATION.
  Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policy written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company which insures its officers and directors against certain liabilities.
  ARTICLE VIII (H) AND (I) OF THE ARTICLES OF INCORPORATION OF THE FUND PROVIDE
THAT:
  (h) "The Corporation shall indemnify (1) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of these Articles of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the [Investment Company] Act [of 1940].
  (i) To the fullest extent permitted by Maryland statutory and decisional law and the [Investment Company] Act [of 1940], no director or officer of the Corporation shall be personally liable to the Corporation or its shareholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this Article VIII shall adversely affect any right or protection of a director or officer that exists at the time of such amendment, modification or repeal."
  Subsection (b) of Section 2-418 of the GENERAL CORPORATION LAW OF MARYLAND empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other
ITEM 27. INDEMNIFICATION (CONT.)
than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.
  Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the shareholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection
(b).
  Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.
ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
  None.
ITEM 29. PRINCIPAL UNDERWRITERS.
  (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America and The U.S. Treasury Money Fund of America.

(B)      (1)                            (2)                        (3)

       Name and Principal              Positions and Offices       Positions and Offices
        Business Address                 with Underwriter           with Registrant



       David A. Abzug                  Regional Vice President     None
        4433 Leydon Avenue
        Woodland Hills, CA 91364



       John A. Agar                    Regional Vice President     None
       1501 N. University Drive, Suite 227A
       Little Rock, AR 72207

       Robert B. Aprison               Vice President              None
        2983 Bryn Wood Drive
        Madison, WI 53711



S      Richard Armstrong               Assistant Vice President    None



L      William W. Bagnard              Vice President              None



       Steven L. Barnes                Senior Vice President       None
        8000 Town Line Avenue South
        Suite 204
        Minneapolis, MN 55438



       Michelle A. Bergeron            Vice President              None
       4160 Gateswalk Drive
       Smyrna, GA 30080



       Joseph T. Blair                 Senior Vice President       None
        27 Drumlin Road
        West Simsbury, CT 06092



       John A. Blanchard               Regional Vice President     None
       6421 Aberdeen Road
       Mission Hills, KS 66208

       Ian B. Bodell                   Senior Vice President       None
        3100 West End Ave., Suite 870
       Nashville, TN 37215



       Michael L. Brethower            Vice President              None
        108 Hagen Court
        Georgetown, TX 78628



       C. Alan Brown                   Regional Vice President     None
        4619 McPherson Avenue
        St. Louis, MO  63108



L      Daniel C. Brown                 Senior Vice President       None

H      J. Peter Burns                  Vice President              None



       Brian C. Casey                  Regional Vice President     None
        9508 Cable Drive
        Kensington, MD  20895



       Victor C. Cassato               Vice President              None
        609 W. Littleton Blvd., Suite 310
        Littleton, CO 80120



       Christopher J. Cassin           Senior Vice President       None
        111 W. Chicago Avenue, Suite G3
        Hinsdale, IL 60521



       Denise M. Cassin                Regional Vice President     None
       1301 Stoney Creek Drive
        San Ramon, CA 94538

L      Larry P. Clemmensen             Director                    None



L      Kevin G. Clifford               Director, Senior Vice President   None



       Ruth M. Collier                 Vice President              None
        145 West 67th Street, 12K
        New York, NY  10023



       Thomas E. Cournoyer             Vice President              None
        2333 Granada Boulevard
        Coral Gables, FL  33134



       Douglas A. Critchell            Vice President              None
        4116 Woodbine St.
       Chevy Chase, MD 20815



L      Carl D. Cutting                 Vice President              None

       Dan J. Delianedis               Regional Vice President     None
        8689 Braxton Drive
        Eden Prairie, MN 55346



       Michael A. Dilella              Vice President              None
        P.O. Box 661
        Ramsey, NJ  07446



       G. Michael Dill                 Senior Vice President       None
        505 E. Mail Street
        Jenks, OK 74037



       Kirk D. Dodge                   Vice President              None
        3034 Parkridge Drive
        Ann Arbor, MI  48103



       Peter J. Doran                  Senior Vice President       None
        1205 Franklin Avenue
        Garden City, NY 11530



L      Michael J. Downer               Secretary                   None



       Robert W. Durbin                Vice President              None
        74 Sunny Lane
        Tiffin, OH 44883



I      Lloyd G. Edwards                Vice President              None



L      Paul H. Fieberg                 Senior Vice President       None



       John Fodor                      Regional Vice President     None
        15 Latisquama Road
       Southborough, MA 01722



L      Mark P. Freeman, Jr.            President and Director      None



       Clyde E. Gardner                Senior Vice President       None
        Route 2, Box 3162
        Osage Beach, MO 65065



B      Evelyn K. Glassford             Vice President              None



       Jeffrey J. Greiner              Regional Vice President     None
        5898 Heather Glen Court
        Dublin, OH  43017



L      Paul G. Haaga, Jr.              Director                    None



       David E. Harper                 Senior Vice President       None
        R.D. 1, Box 210, Rte. 519
        Frenchtown, NJ 08825



       Ronald R. Hulsey                Regional Vice President     None
        6744 Avalon
        Dallas, TX 75214



       Robert S. Irish                 Regional Vice President     None
        1225 Vista Del Mar Drive
        Delray Beach, FL 33483



L      Robert L. Johansen              Vice President and Controller   None



       Michael J. Johnston             Chairman of the Board       None
       630 Fifth Ave., 36th Floor
       New York, NY 10111-0121

       V. John Kriss                   Senior Vice President       None
       P.O. Box 274
       Surfside, CA 90743

       Arthur J. Levine                Vice President              None
        12558 Highlands Place
        Fishers, IN 46038



B      Karl A. Lewis                   Assistant Vice President    None



       T. Blake Liberty                Regional Vice President     None
        1940 Blake St., Suite 303
        Denver, CO 80202



L      Lorin E. Liesy                  Assistant Vice President    None



L      Susan G. Lindgren               Vice President - Institutional Investment Services Division   None



L      Stella Lopez                    Vice President              None



LW     Robert W. Lovelace              Director                    None



       Steve A. Malbasa                Regional Vice President     None
        13405 Lake Shore Blvd.
        Cleveland, OH  44110



       Steven M. Markel                Vice President              None
        5241 South Race Street
        Littleton, CO 90121



L      John C. Massar                  Director, Senior Vice President   None





S      John V. McLaughlin              Senior Vice President       None

       Terry W. McNabb                 Vice President              None
        2002 Barrett Station Road
        St. Louis, MO 63131



L      R. William Melinat              Vice President - Institutional   None
                                       Investment Services Division

       David R. Murray                 Vice President              None
        25701 S.E. 32nd Place
        Issaquah, WA 98027



       Stephen S. Nelson               Vice President              None
        P.O. Box 470528
        Charlotte, NC 28247-0528



       William E. Noe                  Regional Vice President     None
       304 River Oaks Road
       Brentwood, TN 37027

       Peter A. Nyhus                  Regional Vice President     None
       3084 Wilds Ridge Court
       Prior Lake, MN 55372



       Eric P. Olson                   Regional Vice President     None
       62 Park Drive
       Glenview, IL 60025



       Fredric Phillips                Vice President              None
        32 Ridge Avenue
        Newton Centre, MA  02159



B      Candance D. Pilgrim             Assistant Vice President    None



       Carl S. Platou                  Regional Vice President     None
       4021 96th Avenue, SE
       Mercer Island, WA 98040



L      John O. Post, Jr.               Vice President              None



       Steven J. Reitman               Vice President              None
        212 The Lane
        Hinsdale, IL  60521



       Brian A. Roberts                Regional Vice President     None
        P.O. Box 472245
        Charlotte, NC 28247



       George S. Ross                  Vice President              None
        55 Madison Avenue
        Morristown, NJ 07962



L      Julie D. Roth                   Vice President              None



L      James F. Rothenberg             Director                    None



       Douglas F. Rowe                 Regional Vice President     None
       30309 Oak Tree Drive
       Georgetown, TX 78628



       Christopher Rowey               Regional Vice President     None
       9417 Beverlywood Street
       Los Angeles, CA 90034



       Dean B. Rydquist                Vice President              None
        1080 Bay Pointe Crossing
       Alpharetta, GA 30202



       Richard R. Samson               Vice President              None
        4604 Glencoe, Ave., No. 4
        Marina del Rey, CA 90292

       Joe D. Scarpitti                Regional Vice President     None
       31465 St. Andrews
       Westlake, OH 44145



L      Daniel B. Seivert               Assistant Vice President    None



L      R. Michael Shanahan             Director                    President and Director



       David W. Short                  Director, Senior Vice President   None
        1000 RIDC Plaza, Suite 212
        Pittsburgh, PA  15238



L      Victor S. Sidhu                 Vice President - Institutional   None
                                       Investment Services Division



       William P. Simon, Jr.           Vice President              None
        554 Canterbury Lane
        Berwyn, PA 19312



L      John C. Smith                   Vice President -            None
                                       Institutional Investment Services Division



L      Mary E. Smith                   Assistant Vice President, Institutional Investment Services Division   None

       Rodney G. Smith                 Vice President              None
        100 N. Central Exp., Suite 1214
        Richardson, TX 75080



       Nicholas D. Spadaccini          Regional Vice President     None
       855 Markley Woods Way
       Cincinnati, OH 45230



       Daniel S. Spradling             Senior Vice President       None
        #4 West Fourth Avenue, Suite 406
        San Mateo, CA 94402



       Thomas A. Stout                 Regional Vice President     None
       12913 Kendale Lane
       Bowie, MD 20715



       Craig R. Strauser               Regional Vice President     None
        17040 Summer Place
       Lake Oswego, OR 97035



       Francis N. Strazzeri            Regional Vice President     None
       31641 Saddletree Drive
       Westlake Village, CA 91361



L      Drew Taylor                     Assistant Vice President    None



S      James P. Toomey                 Assistant Vice President    None



I      Christopher E. Trede            Assistant Vice President    None



       George F. Truesdail             Vice President              None
        400 Abbotsford Court
        Charlotte, NC 28270



       Scott W. Ursin-Smith            Regional Vice President     None
        60 Reedland  Woods Way
        Tiburon, CA 94920



L      David M. Ward                   Assistant Vice President -Institutional Investment Services Division   None



       Thomas E. Warren                Regional Vice President     None
        4001 Crockers Lake Blvd., #1012
       Sarasota, FL 34238



L      J. Kelly Webb                   Senior Vice President, Treasurer   None



       Gregory J. Weimer               Vice President              None
        125 Surrey Drive
        Canonsburg, PA  15317



B      Timothy W. Weiss                Director                    None



       N. Dexter Williams              Vice President              None
        25 Whitside Court
        Danville, CA 94526



       Timothy J. Wilson               Regional Vice President     None
       113 Farmview Place
       Venetia, PA  15367



B      Laura L. Wimberly               Assistant Vice President    None



H      Marshall D. Wingo               Director, Senior Vice President   None



L      Robert L. Winston               Director and Senior Vice President    None



       Laurie B. Wood                  Regional Vice President     None
        3500 West Camino de Urania
        Tucson, AZ 85741



       William R. Yost                 Regional Vice President     None
        9320 Overlook Trail
        Eden Prairie, MN  55347



       Janet M. Young                  Regional Vice President     None
        1616 Vermont
        Houston, TX  77006



       Scott D. Zambon                 Regional Vice President     None
        320 Robinson Drive
        Tustin Ranch, CA 92782



L Business Address, 333 South Hope Street, Los Angeles, CA 90071
LW Business Address, 11100 Santa Monica boulevard, 15th Floor, Los Angeles, CA 90025
SF Business Address, Four Embarcadero Center, Suite 1800, San Francisco, CA
94111
B Business Address, 135 South State College Blvd., Brea, CA 92821
S Business Address, 8000 IH-10 West, Suite 1400, San Antonio, TX 78230
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
 (c)  None.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, are maintained and kept in the offices of the Fund, 1101 Vermont Avenue, N.W., Washington, D.C. 20005, and its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the Fund's accounting department, 5300 Robin Hood Road, Norfolk, VA 23513 .
 Records covering shareholder accounts are maintained and kept by the Transfer Agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92821, 8000 IH-10, Suite 1400, San Antonio, TX 78230, 5300 Robin Hood Road, Norfolk, VA 23513 and 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240.
 Records covering portfolio transactions are also maintained and kept by the custodian, The Chase Manhattan Bank, N.A., One Chase Manhattan Plaza, New York, New York, 10081.

ITEM 31. MANAGEMENT SERVICES.
 None.

ITEM 32. UNDERTAKINGS.
 (c) As reflected in the Prospectus, the Fund undertakes to provide each person to whom a prospectus is delivered with a copy of the Fund's latest annual report to shareholders, upon request and without charge.


                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securites Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia, on the 12th day of June, 1997.

    WASHINGTON MUTUAL INVESTORS FUND, INC.

     By  Stephen Hartwell, Chairman of the Board

 Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below on June 12, 1997, by the following persons in the capacities indicated.

        SIGNATURE  TITLE
(1) PRINCIPAL EXECUTIVE OFFICER:

     Stephen Hartwell  Chairman of the Board
(2)  PRINCIPAL FINANCIAL OFFICER AND
     PRINCIPAL ACCOUNTING OFFICER:

     Ralph S. Richard  Vice President and Treasurer
(3)  DIRECTORS

 Stephen Hartwell  Chairman of the Board
 James H. Lemon, Jr.*  Vice Chairman of the Board
 Harry J. Lister*   President
 Cyrus A. Ansary*  Director
 John A. Beck*   Director
 Fred J. Brinkman*  Director
 Daniel J. Callahn III*  Director
 James C. Miller III*  Director
 Thomas A. Owen*  Director
 Jean Head Sisco*  Director
 T. Eugene Smith*  Director
 Leonard P. Steuart II*  Director
 Margita E. White*  Director
 Stephen G. Yeonas*  Director

 *By Howard L. Kitzmiller,
  Attorney-in-Fact

                              POWER OF ATTORNEY

 The undersigned directors of Washington Mutual Investors Fund, Inc. a Maryland Corporation, do each hereby constitute and appoint Stephen Hartwell, Harry J. Lister and Howard L. Kitzmiller, or any of them to act as attorneys-in-fact for and in his or her name, place and stead (1) to sign his or her name as a director of said Corporation to any and all amendments to the Registration Statement of Washington Mutual Investors Fund, Inc., File No. 2-11051 under the Securities Act of 1933, as amended, or under the Investment Company Act of 1940, as amended, File No. 811-604, said amendments to be filed with the Securities and Exchange Commission, and to any and all documents required by any State in the United States of America in which this Corporation offers its shares, and (2) to deliver any and all such amendments to such Registration Statement, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

 EXECUTED at Washington, D.C., this 21st day of March, 1997.

Cyrus A. Ansary    James C. Miller III

John A. Beck     Thomas J. Owen

Daniel J. Callahan III   Jean Head Sisco

Stephen Hartwell    T. Eugene Smith

James H. Lemon, Jr.    Leonard P. Steuart II

Harry J. Lister    Margita E. White

Fred J. Brinkman    Stephen G. Yeonas